GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments

December 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 95.3%
Automobiles & Components — 1.0%
Adient PLC (Ireland)*	11,947	$415,397
American Axle & Manufacturing Holdings, Inc.*	63,933	533,201
BorgWarner, Inc.	2,661	102,821
Cooper Tire & Rubber Co.	2,202	89,181
Ford Motor Co.	62,531	549,647
General Motors Co.	25,380	1,056,823
Gentherm, Inc.*	3,066	199,965
Harley-Davidson, Inc.	925	33,947
Magna International, Inc. (Canada)	9,357	662,476
Modine Manufacturing Co.*	11	138
Standard Motor Products, Inc.	183	7,404
Tenneco, Inc., Class A*	36,643	388,416
Thor Industries, Inc.	2,170	201,788
Visteon Corp.*	2,337	293,340
Winnebago Industries, Inc.	1,267	75,944

		4,610,488

Capital Goods — 11.8%
3M Co.(a)	12,041	2,104,646
A.O. Smith Corp.	425	23,298
Acuity Brands, Inc.	3,231	391,242
Advanced Drainage Systems, Inc.	4,232	353,711
AECOM*	15,783	785,678
AeroVironment, Inc.*	169	14,686
AGCO Corp.	193	19,896
Albany International Corp., Class A	1,365	100,218
AMETEK, Inc.	9,451	1,143,004
Apogee Enterprises, Inc.	3,302	104,607
Applied Industrial Technologies, Inc.	1,651	128,761
Atkore International Group, Inc.*	7,156	294,183
Ballard Power Systems, Inc. (Canada)*	6,674	156,172
Barnes Group, Inc.	1,964	99,555
Carrier Global Corp.	2,515	94,866
Chart Industries, Inc.*	5,385	634,299
Colfax Corp.(a) *	54,964	2,101,823
Cubic Corp.	1,613	100,071
Cummins, Inc.	1,656	376,078
Curtiss-Wright Corp.	1,176	136,828
Deere & Co.(a)	6,126	1,648,200
Donaldson Co., Inc.	2,005	112,039
Dover Corp.	12,458	1,572,822
Dycom Industries, Inc.*	11,069	835,931
Eaton Corp. PLC (Ireland)	4,188	503,146

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Emerson Electric Co.(a)	21,412	$1,720,882
Flowserve Corp.	15,627	575,855
Fortive Corp.	10,053	711,953
Fortune Brands Home & Security, Inc.	16,092	1,379,406
Franklin Electric Co., Inc.	3,759	260,160
FuelCell Energy, Inc.*	51,869	579,377
Gates Industrial Corp. PLC (United Kingdom)*	74	944
Generac Holdings, Inc.*	1,455	330,882
Gibraltar Industries, Inc.*	7,032	505,882
GMS, Inc.*	2,371	72,268
Herc Holdings, Inc.*	829	55,054
Honeywell International, Inc.(a)	12,849	2,732,982
Howmet Aerospace, Inc.(a)	140,337	4,005,218
Hubbell, Inc.	387	60,678
Huntington Ingalls Industries, Inc.	248	42,279
Illinois Tool Works, Inc.	1,799	366,780
Jacobs Engineering Group, Inc.	734	79,977
John Bean Technologies Corp.	1,407	160,215
Johnson Controls International PLC (Ireland)	4,007	186,686
L3Harris Technologies, Inc.	5,317	1,005,019
Lennox International, Inc.	1,481	405,750
Lockheed Martin Corp.(a)	7,915	2,809,667
Masco Corp.(a)	34,376	1,888,274
Middleby Corp. (The)*	3,382	436,007
MRC Global, Inc.*	7,040	46,675
Mueller Industries, Inc.	7,780	273,156
Northrop Grumman Corp.	1,967	599,384
NOW, Inc.*	31,514	226,271
nVent Electric PLC (Ireland)	8,774	204,346
Otis Worldwide Corp.	729	49,244
Owens Corning	14,324	1,085,186
PACCAR, Inc.	3,239	279,461
Parker-Hannifin Corp.	2,119	577,237
Pentair PLC (Ireland)	27,672	1,469,106
Primoris Services Corp.	72	1,988
Quanta Services, Inc.(a)	27,024	1,946,268
RBC Bearings, Inc.*	1,052	188,350
Regal Beloit Corp.	1,925	236,409
Rexnord Corp.	4,364	172,334
Simpson Manufacturing Co., Inc.	8,640	807,408
SiteOne Landscape Supply, Inc.*	2,392	379,443
Snap-on, Inc.	4,690	802,647

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Stanley Black & Decker, Inc.	4,195	$749,059
Textainer Group Holdings Ltd. (Bermuda)*	851	16,322
Toro Co. (The)	1,658	157,245
TPI Composites, Inc.*	8,392	442,930
Trane Technologies PLC (Ireland)	10,324	1,498,632
TransDigm Group, Inc.(a) *	3,675	2,274,274
UFP Industries, Inc.	12,571	698,319
United Rentals, Inc.(a) *	9,965	2,310,983
Univar Solutions, Inc.*	19,152	364,080
Valmont Industries, Inc.	2,142	374,700
Wabash National Corp.	12,679	218,459
Watsco, Inc.	1,980	448,569
Watts Water Technologies, Inc., Class A	744	90,545
Westinghouse Air Brake Technologies Corp.	4,110	300,852
WW Grainger, Inc.	73	29,809

		53,527,646

Commercial & Professional Services — 1.7%
ABM Industries, Inc.	6,698	253,452
Cimpress PLC (Ireland)*	6,621	580,927
Cintas Corp.	521	184,153
Clarivate PLC (Jersey)*	9,485	281,799
Clean Harbors, Inc.*	2,654	201,969
CoreLogic, Inc.	1,332	102,990
Covanta Holding Corp.	65,410	858,833
Healthcare Services Group, Inc.	23,214	652,313
Herman Miller, Inc.	2,670	90,246
HNI Corp.	988	34,046
ICF International, Inc.	25	1,858
IHS Markit Ltd. (Bermuda)	1,773	159,269
KAR Auction Services, Inc.	4,309	80,190
Kforce, Inc.	368	15,489
ManpowerGroup, Inc.	6,134	553,164
Nielsen Holdings PLC (United Kingdom)	26,331	549,528
Republic Services, Inc.	8,775	845,032
Ritchie Bros Auctioneers, Inc. (Canada).	178	12,380
Robert Half International, Inc.	562	35,114
Steelcase, Inc., Class A.	17,116	231,922
Thomson Reuters Corp. (Canada)	2,871	235,106

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
TransUnion	3,724	$369,495
TriNet Group, Inc.*	4,058	327,075
UniFirst Corp.	604	127,861
Verisk Analytics, Inc.	1,666	345,845
Waste Management, Inc.	4,795	565,474

		7,695,530

Consumer Durables & Apparel — 3.3%
Brunswick Corp.	8,223	626,922
Capri Holdings Ltd. (British Virgin Islands)*	31,580	1,326,360
Carter’s, Inc.	1,560	146,749
Cavco Industries, Inc.*	495	86,848
Crocs, Inc.*	276	17,294
Deckers Outdoor Corp.*	34	9,751
DR Horton, Inc.	13,695	943,859
Garmin Ltd. (Switzerland)	6,379	763,311
G-III Apparel Group Ltd.*	15,757	374,071
Gildan Activewear, Inc. (Canada)	3,393	95,038
Hanesbrands, Inc.	9,492	138,393
Hasbro, Inc.	324	30,307
Helen of Troy Ltd. (Bermuda)*	192	42,660
Kontoor Brands, Inc.	11,690	474,146
La-Z-Boy, Inc.	8,323	331,588
Leggett & Platt, Inc.	775	34,332
Lovesac Co. (The)*	82	3,533
Mohawk Industries, Inc.*	11,250	1,585,687
Newell Brands, Inc.	4,635	98,401
NIKE, Inc., Class B	12,615	1,784,644
Polaris, Inc.	8,529	812,643
PulteGroup, Inc.	18,208	785,129
PVH Corp.	7,691	722,108
Smith & Wesson Brands, Inc.	23,246	412,616
Steven Madden Ltd	32,913	1,162,487
Sturm Ruger & Co., Inc.	8,103	527,262
Tempur Sealy International, Inc.*	35,141	948,807
TopBuild Corp.*	575	105,846
Tupperware Brands Corp.*	8,823	285,777
Whirlpool Corp.	1,332	240,413
YETI Holdings, Inc.*	1,560	106,813

		15,023,795

Consumer Services — 3.1%
Adtalem Global Education, Inc.*	9,410	319,470
Bloomin’ Brands, Inc.	57,408	1,114,863
Boyd Gaming Corp.	20,370	874,280

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Brinker International, Inc.	2,492	$140,972
Chipotle Mexican Grill, Inc.*	21	29,121
Darden Restaurants, Inc.	1,931	230,021
Dine Brands Global, Inc.	12,999	753,942
Graham Holdings Co., Class B	148	78,940
Grand Canyon Education, Inc.*	1,683	156,704
Hilton Worldwide Holdings, Inc.	2,537	282,267
Hyatt Hotels Corp., Class A	3,983	295,738
Jack in the Box, Inc.	4,990	463,072
Laureate Education, Inc., Class A*	38,035	553,790
McDonald’s Corp.	5,541	1,188,988
MGM Resorts International(a)	65,933	2,077,549
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	9,627	244,815
Papa John’s International, Inc.	10,501	891,010
Perdoceo Education Corp.*	33,637	424,835
Red Rock Resorts, Inc., Class A	32,865	822,940
Royal Caribbean Cruises Ltd. (Liberia)	2,079	155,281
Service Corp. International	10,048	493,357
Strategic Education, Inc.	4,654	443,666
Texas Roadhouse, Inc.	143	11,177
Wingstop, Inc.	5,234	693,767
Wyndham Hotels & Resorts, Inc.	7,257	431,356
Yum! Brands, Inc.	9,332	1,013,082

		14,185,003

Diversified Financials — 1.2%
Berkshire Hathaway, Inc., Class B*	1,245	288,678
BlackRock, Inc.	994	717,211
Cboe Global Markets, Inc.	1,709	159,142
Federated Hermes, Inc.	5,311	153,435
Invesco Ltd. (Bermuda)	4,894	85,302
Moody’s Corp.	366	106,228
Nasdaq, Inc.	5,902	783,431
S&P Global, Inc.(a)	7,292	2,397,099
Sprott, Inc. (Canada)	353	10,233
T Rowe Price Group, Inc.	4,376	662,483

		5,363,242

Energy — 3.2%
Antero Midstream Corp.	65,866	507,827
Apache Corp.	42,603	604,537
Archrock, Inc.	1,089	9,431

	Number of Shares	Value

COMMON STOCKS — (Continued)
Energy — (Continued)
Cactus, Inc., Class A	8,688	$226,496
Canadian Natural Resources Ltd. (Canada)	18,099	435,281
Cenovus Energy, Inc. (Canada)	36,618	221,173
Cheniere Energy, Inc.*	3,385	203,202
Chevron Corp.(a)	40,839	3,448,854
Clean Energy Fuels Corp.*.	19,823	155,809
Concho Resources, Inc.	3,021	176,275
ConocoPhillips	23,489	939,325
Core Laboratories NV (Netherlands)	9,341	247,630
DHT Holdings, Inc. (Marshall Islands) .	22,233	116,279
DMC Global, Inc.	1,312	56,744
Enerplus Corp. (Canada)	4,366	13,666
EOG Resources, Inc.	15,103	753,187
EQT Corp.	23,937	304,239
Halliburton Co.	80,273	1,517,160
Kinder Morgan, Inc.	68,280	933,388
Kosmos Energy Ltd.	178,930	420,486
Magnolia Oil & Gas Corp., Class A*	20,080	141,765
Marathon Petroleum Corp.	13,526	559,435
Murphy Oil Corp.	19,296	233,482
NexGen Energy Ltd. (Canada)*	2,572	7,099
Occidental Petroleum Corp.	21,849	378,206
Range Resources Corp.	25,717	172,304
Renewable Energy Group, Inc.*	4,715	333,916
Schlumberger NV (Curacao)	7,186	156,870
SM Energy Co.	35,133	215,014
Targa Resources Corp.	4,168	109,952
Vermilion Energy, Inc. (Canada)	10,528	46,850
Williams Cos., Inc. (The)	23,018	461,511
World Fuel Services Corp.	16,008	498,809

		14,606,202

Food & Staples Retailing — 1.7%
BJ’s Wholesale Club Holdings, Inc.*	4,725	176,148
Casey’s General Stores, Inc.	619	110,566
Costco Wholesale Corp.	2,275	857,174
Ingles Markets, Inc., Class A	239	10,196
Kroger Co. (The)	21,191	673,026
Sprouts Farmers Market, Inc.*	33,998	683,360
Sysco Corp.	10,184	756,264
United Natural Foods, Inc.*	8,206	131,050
US Foods Holding Corp.*	5,610	186,869

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Walgreens Boots Alliance, Inc.	15,779	$629,267
Walmart, Inc.(a)	23,031	3,319,919

		7,533,839

Food, Beverage & Tobacco — 3.4%
Altria Group, Inc.	26,139	1,071,699
Archer-Daniels-Midland Co.	5,005	252,302
B&G Foods, Inc.	3,329	92,313
Bunge Ltd. (Bermuda)	482	31,610
Campbell Soup Co.	4,452	215,254
Coca-Cola Co. (The)	27,628	1,515,120
Coca-Cola Consolidated, Inc.	232	61,775
Conagra Brands, Inc.	25,566	927,023
Constellation Brands, Inc., Class A(a) .	8,680	1,901,354
Flowers Foods, Inc.	2,301	52,072
General Mills, Inc.	10,761	632,747
Hershey Co. (The)	1,806	275,108
JM Smucker Co. (The)	8,276	956,706
Kellogg Co.	4,934	307,043
Kraft Heinz Co. (The)	43,799	1,518,073
McCormick & Co., Inc., non-voting shares	5,378	514,137
Molson Coors Beverage Co., Class B .	987	44,603
Monster Beverage Corp.*	11,261	1,041,417
National Beverage Corp.	2,321	197,053
PepsiCo, Inc.	6,989	1,036,469
Philip Morris International, Inc.	7,780	644,106
TreeHouse Foods, Inc.*	5,428	230,636
Tyson Foods, Inc., Class A(a)	27,586	1,777,642
Vector Group Ltd.	981	11,429

		15,307,691

Health Care Equipment & Services — 6.3%
Abbott Laboratories	1,935	211,863
Align Technology, Inc.*	119	63,591
Allscripts Healthcare Solutions, Inc.*	3,479	50,237
AmerisourceBergen Corp.	24	2,346
Anthem, Inc.	3,347	1,074,688
Cardinal Health, Inc.	16,030	858,567
Centene Corp.*	1,821	109,315
Cerner Corp.	8,155	640,004
Cigna Corp.	653	135,942
Community Health Systems, Inc.*	7,037	52,285
CONMED Corp.	2,390	267,680
CVS Health Corp.	8,521	581,984
Danaher Corp.(a)	9,684	2,151,204

	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
DaVita, Inc.*	10,080	$1,183,392
DENTSPLY SIRONA, Inc.	9,822	514,280
Ensign Group, Inc. (The)	1,959	142,850
Envista Holdings Corp.*	4,637	156,406
Hanger, Inc.*	94	2,067
HCA Healthcare, Inc.	5,821	957,322
Hologic, Inc.(a) *	31,678	2,307,109
Humana, Inc.(a)	4,733	1,941,808
IDEXX Laboratories, Inc.*	1,865	932,258
Integer Holdings Corp.*	1,284	104,248
Laboratory Corp. of America Holdings*	1,772	360,691
McKesson Corp.	3,054	531,152
MEDNAX, Inc.*	22	540
Medtronic PLC (Ireland)	12,576	1,473,153
Meridian Bioscience, Inc.*	4,050	75,694
Merit Medical Systems, Inc.*	2,278	126,452
National Research Corp.	11	470
Natus Medical, Inc.*	1,244	24,930
Neogen Corp.*	8	634
Omnicell, Inc.*	103	12,362
Owens & Minor, Inc.	166	4,490
Patterson Cos., Inc.	38,654	1,145,318
Providence Service Corp. (The)*	1,245	172,594
Quest Diagnostics, Inc.	4,115	490,385
Quidel Corp.*	1,604	288,159
ResMed, Inc.	4,492	954,820
Schrodinger, Inc.*	3,033	240,153
Select Medical Holdings Corp.*	21,633	598,369
STERIS PLC (Ireland)	4,890	926,851
Stryker Corp.	4,000	980,160
Teladoc Health, Inc.*	4,964	992,601
Tenet Healthcare Corp.*	9,927	396,385
Tivity Health, Inc.*	25,719	503,835
UnitedHealth Group, Inc.	2,307	809,019
Universal Health Services, Inc., Class B	5,567	765,462
Varian Medical Systems, Inc.*	9,808	1,716,498
West Pharmaceutical Services, Inc.	1,982	561,520
Zimmer Biomet Holdings, Inc.	1,309	201,704

		28,795,847

Household & Personal Products — 1.2%
Church & Dwight Co., Inc.	808	70,482

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Clorox Co. (The)	2,417	$488,041
Colgate-Palmolive Co.	13,005	1,112,058
Edgewell Personal Care Co.	4,317	149,282
elf Beauty, Inc.*	19,244	484,756
Estee Lauder Cos., Inc. (The), Class A	2,463	655,626
Kimberly-Clark Corp.	8,142	1,097,786
Procter & Gamble Co. (The)	8,846	1,230,832

		5,288,863

Materials — 6.3%
Agnico Eagle Mines Ltd. (Canada)	242	17,063
Alcoa Corp.*	2,299	52,992
Allegheny Technologies, Inc.*	40,607	680,979
Amcor PLC (Jersey)	56,311	662,780
Avient Corp.(a)	44,746	1,802,369
Axalta Coating Systems Ltd.
(Bermuda)*	6,715	191,713
Ball Corp.	339	31,588
Barrick Gold Corp. (Canada)	9,608	218,870
Boise Cascade Co.	3,454	165,101
Cabot Corp.	2,660	119,381
Carpenter Technology Corp.	10,562	307,565
Celanese Corp.	1,490	193,611
CF Industries Holdings, Inc.	19,645	760,458
Chemours Co. (The)	45,634	1,131,267
Commercial Metals Co.	49,755	1,021,968
Compass Minerals International, Inc.	2,470	152,448
Dow, Inc.	23,294	1,292,817
DuPont de Nemours, Inc.	9,532	677,821
Eastman Chemical Co.	3,041	304,951
Element Solutions, Inc.	1,428	25,318
First Majestic Silver Corp. (Canada)*	10,527	141,483
FMC Corp.	9,067	1,042,070
Forterra, Inc.*	122	2,098
Franco-Nevada Corp. (Canada)	1,742	218,325
Freeport-McMoRan, Inc.	45,582	1,186,044
GCP Applied Technologies, Inc.*	440	10,406
Greif, Inc., Class A	167	7,829
Hecla Mining Co.	109,261	708,011
IAMGOLD Corp. (Canada)*	30,551	112,122
Ingevity Corp.*	5,131	388,571
Innospec, Inc.	1,138	103,251
International Paper Co.	6,323	314,380
Kaiser Aluminum Corp.	1,101	108,889

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Materials — (Continued)
Kinross Gold Corp. (Canada)	36,049	$264,600
Kraton Corp.*	8,899	247,303
Linde PLC (Ireland)	9,631	2,537,865
Louisiana-Pacific Corp.	3,154	117,234
LyondellBasell Industries NV, Class A (Netherlands)	4,713	431,994
Martin Marietta Materials, Inc.	1,083	307,540
Mosaic Co. (The)	10,026	230,698
NewMarket Corp.	546	217,466
Newmont Corp.(a)	28,860	1,728,425
Nucor Corp.	10,314	548,602
O-I Glass, Inc.	69,123	822,564
Pan American Silver Corp. (Canada)	18,777	647,994
PPG Industries, Inc.	7,104	1,024,539
Pretium Resources, Inc. (Canada)*	25,256	289,939
Reliance Steel & Aluminum Co.	1,461	174,955
Royal Gold, Inc.	137	14,571
RPM International, Inc.	7,724	701,185
Scotts Miracle-Gro Co. (The)	1,800	358,452
Sealed Air Corp.	8,536	390,863
Sensient Technologies Corp.	3,879	286,154
Sherwin-Williams Co. (The)(a)	2,667	1,960,005
Southern Copper Corp.	2,488	162,019
SSR Mining, Inc. (Canada)*	12,650	254,392
Summit Materials, Inc., Class A*	8,808	176,865
Wheaton Precious Metals Corp. (Canada)	3,567	148,887
Worthington Industries, Inc.	9,845	505,442

		28,705,092

Media & Entertainment — 8.7%
Activision Blizzard, Inc.	358	33,240
Alphabet, Inc., Class A(a) *	5,039	8,831,553
Charter Communications, Inc., Class A(a) *	3,344	2,212,223
Discovery, Inc., Class A*	1,274	38,335
DISH Network Corp., Class A*	40,039	1,294,861
Facebook, Inc., Class A(a) *	34,514	9,427,844
Fox Corp., Class A	28,367	826,047
Gray Television, Inc.*	2,548	45,584
Interpublic Group of Cos., Inc. (The)	38,006	893,901
Lions Gate Entertainment Corp., Class B (Canada)*	2,046	21,237
Madison Square Garden Sports Corp.*	2,786	512,903

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Meredith Corp.	2,559	$49,133
MSG Networks, Inc., Class A*	759	11,188
Netflix, Inc.*	2,825	1,527,562
News Corp., Class A(a)	108,255	1,945,342
Roku, Inc.*	615	204,192
Sciplay Corp., Class A*	1,041	14,418
Snap, Inc., Class A*	10,640	532,745
TEGNA, Inc.	7,292	101,723
Twitter, Inc.(a) *	62,341	3,375,765
ViacomCBS, Inc., Class B	3,187	118,748
Walt Disney Co. (The)(a) *	26,540	4,808,517
World Wrestling Entertainment, Inc., Class A	5,140	246,977
Zillow Group, Inc., Class C(a) *	19,586	2,542,263

		39,616,301

Pharmaceuticals, Biotechnology & Life Sciences — 5.3%
Agilent Technologies, Inc.	6,905	818,173
Bio-Rad Laboratories, Inc., Class A*	129	75,199
Blueprint Medicines Corp.*	121	13,570
Bristol-Myers Squibb Co.	3,867	239,870
Charles River Laboratories International, Inc.*	534	133,425
Denali Therapeutics, Inc.*	546	45,733
Gilead Sciences, Inc.	4,540	264,500
Horizon Therapeutics PLC (Ireland)*	2,216	162,100
Innoviva, Inc.*	17,828	220,889
Intellia Therapeutics, Inc.*	151	8,214
Johnson & Johnson(a)	14,761	2,323,086
Luminex Corp.	6,437	148,823
Merck & Co., Inc.	15,748	1,288,186
Mettler-Toledo International, Inc.*	183	208,561
NantKwest, Inc.*	344	4,586
Natera, Inc.(a) *	22,997	2,288,661
Novavax, Inc.(a) *	46,725	5,210,305
Ocular Therapeutix, Inc.*	9,361	193,773
PerkinElmer, Inc.(a)	15,600	2,238,600
Pfizer, Inc.(a)	79,267	2,917,818
Prestige Consumer Healthcare, Inc.*	10,124	353,024
TG Therapeutics, Inc.*	15,046	782,693
Thermo Fisher Scientific, Inc.(a)	4,421	2,059,213
Vanda Pharmaceuticals, Inc.*	1,447	19,014
Viatris, Inc.*	46,904	878,981
Zoetis, Inc.	8,003	1,324,496

		24,221,493

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Retailing — 10.1%
Abercrombie & Fitch Co., Class A	8,678	$176,684
Advance Auto Parts, Inc.	1,171	184,444
Amazon.com, Inc.(a) *	1,735	5,650,774
AutoNation, Inc.*	5,318	371,143
AutoZone, Inc.*	660	782,390
Bed Bath & Beyond, Inc.	31,727	563,472
Best Buy Co., Inc.(a)	17,388	1,735,149
Booking Holdings, Inc.(a) *	2,462	5,483,539
Buckle, Inc. (The)	8,523	248,872
Camping World Holdings, Inc., Class A	13,624	354,905
Dollar General Corp.	2,288	481,166
eBay, Inc.(a)	71,918	3,613,880
Etsy, Inc.*	4,088	727,296
Expedia Group, Inc.	2,074	274,598
Foot Locker, Inc.	176	7,117
Gap, Inc. (The)*	31,812	642,284
Genuine Parts Co.	5,377	540,012
Guess?, Inc.	37,818	855,443
Home Depot, Inc. (The)(a)	8,490	2,255,114
L Brands, Inc.(a)	58,047	2,158,768
Lands’ End, Inc.*	55	1,186
LKQ Corp.*	12,659	446,103
Lowe’s Cos., Inc.(a)	21,227	3,407,146
Macy’s, Inc.	62,917	707,816
Murphy USA, Inc.	5,570	728,946
National Vision Holdings, Inc.*	9,527	431,478
ODP Corp. (The)	8,839	258,983
O’Reilly Automotive, Inc.*	2,010	909,666
Overstock.com, Inc.*	1,328	63,704
Pool Corp.	404	150,490
Qurate Retail, Inc., Series A	45,578	499,991
RH(a) *	7,934	3,550,624
Shutterstock, Inc.	4,387	314,548
Signet Jewelers Ltd. (Bermuda)	69,980	1,908,355
Sleep Number Corp.*	11,277	923,135
Sonic Automotive, Inc., Class A	29,278	1,129,252
Stamps.com, Inc.*	2,937	576,210
Target Corp.	3,476	613,618
TJX Cos., Inc. (The)	5,056	345,274
Urban Outfitters, Inc.*	13,240	338,944
Williams-Sonoma, Inc.	10,143	1,032,963
Zumiez, Inc.*	8,848	325,429

		45,770,911

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — 5.5%
Amkor Technology, Inc.	31,217	$470,752
Analog Devices, Inc.	40	5,909
Applied Materials, Inc.(a)	30,879	2,664,858
Axcelis Technologies, Inc.*	4,669	135,961
Broadcom, Inc.	251	109,900
Brooks Automation, Inc.	1,718	116,566
Cirrus Logic, Inc.*	1,287	105,791
Cohu, Inc.	109	4,162
Enphase Energy, Inc.*	7,824	1,372,877
First Solar, Inc.*	9,039	894,138
Intel Corp.(a)	45,749	2,279,215
KLA Corp.	4,070	1,053,764
Lam Research Corp.	60	28,336
Lattice Semiconductor Corp.*	7,978	365,552
MACOM Technology Solutions Holdings, Inc.*	29,096	1,601,444
Marvell Technology Group Ltd. (Bermuda)	1,400	66,556
Maxim Integrated Products, Inc.	13,726	1,216,810
Microchip Technology, Inc.	4,158	574,261
Monolithic Power Systems, Inc.	975	357,074
NVIDIA Corp.(a)	6,330	3,305,526
Qorvo, Inc.*	255	42,399
QUALCOMM, Inc.(a)	12,345	1,880,637
Rambus, Inc.*	157	2,741
Skyworks Solutions, Inc.(a)	12,726	1,945,551
Synaptics, Inc.(a) *	27,799	2,679,824
Teradyne, Inc.	1,359	162,931
Texas Instruments, Inc.	5,827	956,386
Ultra Clean Holdings, Inc.*	20,610	642,002
Veeco Instruments, Inc.*	265	4,600

		25,046,523

Software & Services — 11.7%
Accenture PLC, Class A (Ireland)	4,711	1,230,560
ACI Worldwide, Inc.*	33	1,268
Adobe, Inc.*	3,278	1,639,393
Alliance Data Systems Corp.	3,739	277,060
Appian Corp.*	531	86,070
Automatic Data Processing, Inc.	7,359	1,296,656
Avalara, Inc.*	211	34,792
Blackbaud, Inc.	10,862	625,217
Blackline, Inc.*	478	63,756
Booz Allen Hamilton Holding Corp.	825	71,924
Broadridge Financial Solutions, Inc.	7,969	1,220,851

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
CACI International, Inc., Class A*	164	$40,890
Cadence Design Systems, Inc.(a) *	15,371	2,097,066
CDK Global, Inc.	1,890	97,959
Cerence, Inc.*	535	53,757
CGI, Inc. (Canada)*	2,005	159,017
Cloudera, Inc.*	8,380	116,566
Cloudflare, Inc., Class A*	2,069	157,223
Cornerstone OnDemand, Inc.*	3,013	132,693
Crowdstrike Holdings, Inc., Class A*	1,831	387,842
Domo, Inc., Class B*	664	42,343
Elastic NV (Netherlands)*	638	93,231
Envestnet, Inc.*	858	70,605
Fair Isaac Corp.*	63	32,196
FireEye, Inc.*	5,762	132,872
Fiserv, Inc.*	12,299	1,400,364
FleetCor Technologies, Inc.*	900	245,547
Fortinet, Inc.*	6,789	1,008,370
Gartner, Inc.*	6,229	997,824
GoDaddy, Inc., Class A*	2,399	198,997
International Business Machines Corp.	10,954	1,378,890
Intuit, Inc.	2,132	809,840
Jack Henry & Associates, Inc	3,377	547,040
Lightspeed POS, Inc. (Canada)*	25	1,760
LiveRamp Holdings, Inc.*	3,073	224,913
Mastercard, Inc., Class A	2,655	947,676
MAXIMUS, Inc.	14	1,025
Microsoft Corp.(a)	19,605	4,360,544
MicroStrategy, Inc., Class A*	1,047	406,812
NortonLifeLock, Inc.	74,200	1,541,876
Open Text Corp. (Canada)	7,503	341,086
Oracle Corp.(a)	89,712	5,803,469
Paychex, Inc.(a)	27,797	2,590,124
Paylocity Holding Corp.*	2	412
PayPal Holdings, Inc.(a) *	10,471	2,452,308
Progress Software Corp.	3,949	178,455
PTC, Inc.(a) *	15,054	1,800,609
QAD, Inc., Class A	48	3,033
Sailpoint Technologies Holdings, Inc.* .	25,941	1,381,099
salesforce.com, Inc.*	2,226	495,352
Science Applications International Corp.	3,260	308,526
SecureWorks Corp., Class A*	21	299
ServiceNow, Inc.(a) *	10,065	5,540,078

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
SolarWinds Corp.*	933	$13,948
SPS Commerce, Inc.*	634	68,846
Square, Inc., Class A*	251	54,628
SVMK, Inc.*	14,083	359,821
Sykes Enterprises, Inc.*	266	10,020
Synopsys, Inc.(a) *	8,923	2,313,199
Teradata Corp.*	26,000	584,220
TTEC Holdings, Inc.	9	656
Tyler Technologies, Inc.*	18	7,857
Unity Software, Inc.*	727	111,573
Verint Systems, Inc.*	1,390	93,380
VeriSign, Inc.*	2,748	594,667
Virtusa Corp.*	3,884	198,589
Visa, Inc., Class A(a)	9,021	1,973,163
Western Union Co. (The)	28,695	629,568
WEX, Inc.*	1,705	347,019
Workiva, Inc.*	1,162	106,462
Zoom Video Communications, Inc., Class A*	1,181	398,375

		52,994,126

Technology Hardware & Equipment — 6.0%
Amphenol Corp., Class A	5,863	766,705
Apple, Inc.(a)	92,956	12,334,332
Arrow Electronics, Inc.*	12,177	1,184,822
Avnet, Inc.	489	17,169
Badger Meter, Inc.	4,621	434,651
Cambium Networks Corp. (Cayman Islands)*	330	8,276
CDW Corp.	945	124,542
Cisco Systems, Inc.(a)	40,734	1,822,846
Corning, Inc.	18,387	661,932
Dell Technologies, Inc., Class C*	2,745	201,181
Diebold Nixdorf, Inc.*	26,843	286,146
EchoStar Corp., Class A*	400	8,476
ePlus, Inc.*	17	1,495
FLIR Systems, Inc.	3,812	167,080
Hewlett Packard Enterprise Co.	51,929	615,359
HP, Inc.(a)	102,048	2,509,360
II-VI, Inc.*	312	23,700
Inseego Corp.*	201	3,109
InterDigital, Inc.	4,435	269,116
Jabil, Inc.	2,090	88,888
Juniper Networks, Inc.	20,640	464,606

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Lumentum Holdings, Inc.*	1,676	$158,885
MTS Systems Corp.	372	21,636
NCR Corp.*	7,684	288,688
NetApp, Inc.	12,772	846,017
NETGEAR, Inc.*	2,316	94,099
OSI Systems, Inc.*	390	36,356
Ribbon Communications, Inc.*	249	1,633
Sanmina Corp.*	12,536	399,773
ScanSource, Inc.*	17	448
Seagate Technology PLC (Ireland)	9,195	571,561
SYNNEX Corp.	5,888	479,519
TE Connectivity Ltd. (Switzerland)	4,980	602,929
TTM Technologies, Inc.*	11,983	165,305
Ubiquiti, Inc.	1,809	503,825
Vontier Corp.*	17,869	596,825
Xerox Holdings Corp.	7,169	166,249
Zebra Technologies Corp., Class A*	1,281	492,327

		27,419,866

Telecommunication Services — 0.9%
AT&T, Inc.	46,475	1,336,621
ATN International, Inc.	20	835
CenturyLink, Inc.	26,154	255,002
Iridium Communications, Inc.*	8,876	349,049
Rogers Communications, Inc., Class B (Canada)	773	36,014
T-Mobile US, Inc.*	7,065	952,715
Verizon Communications, Inc.	22,474	1,320,348
Vonage Holdings Corp.*	137	1,764

		4,252,348

Transportation — 1.8%
Alaska Air Group, Inc.	4,096	212,992
ArcBest Corp.	476	20,311
Atlas Air Worldwide Holdings, Inc.*	1,090	59,449
CH Robinson Worldwide, Inc.	76	7,134
CSX Corp.	15,107	1,370,960
Echo Global Logistics, Inc.*	61	1,636
Expeditors International of Washington, Inc.	2,621	249,283
FedEx Corp.	1,931	501,326
Hub Group, Inc., Class A*	1,711	97,527
JB Hunt Transport Services, Inc.	259	35,392
Kansas City Southern	846	172,694

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Transportation — (Continued)
Knight-Swift Transportation Holdings, Inc.	4,303	$179,951
Norfolk Southern Corp.(a)	13,700	3,255,257
Old Dominion Freight Line, Inc.	1,074	209,623
Ryder System, Inc.	2,947	182,007
Schneider National, Inc., Class B	10,227	211,699
SkyWest, Inc.	10,173	410,074
TFI International, Inc. (Canada)	3	155
United Parcel Service, Inc., Class B	2,983	502,337
Werner Enterprises, Inc.	8,916	349,686

		8,029,493

Utilities — 1.1%
American Water Works Co., Inc.	912	139,965
Atmos Energy Corp.	251	23,953
CenterPoint Energy, Inc.	2,758	59,683
Dominion Energy, Inc.	14,522	1,092,054
Duke Energy Corp.	4,725	432,621
Evergy, Inc.	642	35,637
Exelon Corp.	30,024	1,267,613
IDACORP, Inc.	831	79,801
MDU Resources Group, Inc.	18,301	482,048
National Fuel Gas Co.	1,872	76,995
NiSource, Inc.	30,112	690,769
NRG Energy, Inc.	6,680	250,834
ONE Gas, Inc.	1,047	80,378
Public Service Enterprise Group, Inc.	2,224	129,659
Southern Co. (The)	3,026	185,887
Spire, Inc.	170	10,887

		5,038,784

TOTAL COMMON STOCKS (Cost $297,789,535)		433,033,083

	Par Value	Value

CORPORATE BONDS AND NOTES — 0.0%
Capital Goods — 0.0%
Mueller Industries, Inc.
6.00%, 03/01/2027	$785	$799

TOTAL CORPORATE BONDS AND NOTES
(Cost $785)		799

TOTAL INVESTMENTS - 95.3%		433,033,882

(Cost $297,790,320)
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.7%		21,291,900

NET ASSETS - 100.0%		$454,325,782

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.

PLC	Public Limited Company

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Over-the-counter total return swaps outstanding as of December 31, 2020

The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures on July 23, 2025, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents (35.2)% of net assets as of December 31, 2020.

The following table represents the individual long and short positions and related values of total return swaps as of December 31, 2020:

Total Return Swaps

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Long

Automobiles & Components
Adient PLC (Ireland)	Morgan Stanley	839	$29,087	$29,172	$98
American Axle & Manufacturing
Holdings, Inc.	Morgan Stanley	18,937	146,267	157,935	12,540
BorgWarner, Inc.	Morgan Stanley	14,712	566,392	568,472	6,846
Cooper Tire & Rubber Co.	Morgan Stanley	6,443	220,889	260,942	41,240
Ford Motor Co.	Morgan Stanley	87,019	739,028	764,897	25,881
General Motors Co.	Morgan Stanley	21,172	904,105	881,602	(22,490)
Gentherm, Inc.	Morgan Stanley	1	39	65	38
Harley-Davidson, Inc.	Morgan Stanley	522	18,504	19,157	674
Magna International, Inc. (Canada)	Morgan Stanley	728	43,750	51,542	8,336
Modine Manufacturing Co.	Morgan Stanley	4	50	50	13
Standard Motor Products, Inc.	Morgan Stanley	64	2,711	2,589	(109)
Tenneco, Inc., Class A	Morgan Stanley	961	7,296	10,187	3,453
Thor Industries, Inc.	Morgan Stanley	580	51,658	53,934	3,396
Visteon Corp.	Morgan Stanley	114	10,017	14,309	4,305
Winnebago Industries, Inc.	Morgan Stanley	565	35,950	33,866	(2,071)

		152,661	2,775,743	2,848,719	82,150

Capital Goods
3M Co.	Morgan Stanley	4,084	654,751	713,842	68,521
A.O. Smith Corp.	Morgan Stanley	3,481	192,250	190,828	(1,409)
AAR Corp.	Morgan Stanley	198	7,200	7,172	(16)
Advanced Drainage Systems, Inc.	Morgan Stanley	1,113	61,815	93,025	31,580
AeroVironment, Inc.	Morgan Stanley	1,086	94,330	94,373	56
AGCO Corp.	Morgan Stanley	957	87,234	98,657	11,482
Albany International Corp., Class A	Morgan Stanley	1	51	73	36
AMETEK, Inc.	Morgan Stanley	1,266	118,636	153,110	34,936
Apogee Enterprises, Inc.	Morgan Stanley	3,964	92,539	125,580	33,625
Applied Industrial Technologies, Inc.	Morgan Stanley	51	3,948	3,977	42
Atkore International Group, Inc.	Morgan Stanley	8,587	226,120	353,012	126,904
Barnes Group, Inc.	Morgan Stanley	289	10,159	14,649	4,563
Carrier Global Corp.	Morgan Stanley	5,372	202,942	202,632	250
Chart Industries, Inc.	Morgan Stanley	1	64	118	66
Cubic Corp.	Morgan Stanley	6,044	371,519	374,970	3,463
Cummins, Inc.	Morgan Stanley	8,947	1,798,995	2,031,864	248,273
Curtiss-Wright Corp.	Morgan Stanley	45	3,857	5,236	1,405
Deere & Co.	Morgan Stanley	159	38,675	42,779	4,272

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Capital Goods — (continued)
Donaldson Co., Inc.	Morgan Stanley	3,572	$198,826	$199,603	$852
Dover Corp.	Morgan Stanley	108	11,681	13,635	2,020
Dycom Industries, Inc.	Morgan Stanley	7,941	340,665	599,704	259,762
Eaton Corp. PLC (Ireland)	Morgan Stanley	1	116	120	117
Emerson Electric Co.	Morgan Stanley	210	13,565	16,878	3,508
Fortive Corp.	Morgan Stanley	7,762	483,136	549,705	67,150
Fortune Brands Home & Security, Inc.	Morgan Stanley	667	52,946	57,175	4,480
Franklin Electric Co., Inc.	Morgan Stanley	13	890	900	22
Gates Industrial Corp. PLC (United
Kingdom)	Morgan Stanley	19	247	242	8
Generac Holdings, Inc.	Morgan Stanley	1,412	298,317	321,103	22,798
Gibraltar Industries, Inc.	Morgan Stanley	322	16,878	23,165	6,299
GMS, Inc.	Morgan Stanley	8,032	196,681	244,815	50,536
Herc Holdings, Inc.	Morgan Stanley	4,574	168,939	303,759	134,833
Honeywell International, Inc.	Morgan Stanley	236	48,404	50,197	1,806
Howmet Aerospace, Inc.	Morgan Stanley	16,497	279,565	470,824	191,272
Hubbell, Inc.	Morgan Stanley	3	468	470	15
Huntington Ingalls Industries, Inc.	Morgan Stanley	79	13,189	13,468	291
Illinois Tool Works, Inc.	Morgan Stanley	537	105,141	109,484	5,382
Jacobs Engineering Group, Inc.	Morgan Stanley	512	54,838	55,788	962
John Bean Technologies Corp.	Morgan Stanley	885	79,773	100,775	22,617
Johnson Controls International PLC.
(Ireland)	Morgan Stanley	5,642	254,199	262,861	10,086
L3Harris Technologies, Inc.	Morgan Stanley	8,644	1,599,325	1,633,889	40,746
Lennox International, Inc.	Morgan Stanley	422	118,287	115,615	(2,355)
Lockheed Martin Corp.	Morgan Stanley	1,799	673,330	638,609	(29,392)
Masco Corp.	Morgan Stanley	37	1,979	2,032	58
Middleby Corp. (The)	Morgan Stanley	230	29,559	29,652	106
MRC Global, Inc.	Morgan Stanley	16,408	101,565	108,785	7,353
Mueller Industries, Inc.	Morgan Stanley	2,588	74,281	90,865	18,000
Northrop Grumman Corp.	Morgan Stanley	640	195,456	195,021	(694)
NOW, Inc.	Morgan Stanley	46,623	399,014	334,753	(66,310)
nVent Electric PLC (Ireland)	Morgan Stanley	559	10,807	13,019	2,225
Otis Worldwide Corp.	Morgan Stanley	1,209	76,984	81,668	4,696
Owens Corning	Morgan Stanley	7	528	530	15
PACCAR, Inc.	Morgan Stanley	920	77,259	79,378	3,189
Parker-Hannifin Corp.	Morgan Stanley	2,819	728,462	767,924	39,485
Pentair PLC (Ireland)	Morgan Stanley	8,025	399,676	426,047	26,825
Primoris Services Corp.	Morgan Stanley	17	472	469	10
Quanta Services, Inc.	Morgan Stanley	722	35,975	51,998	16,113
RBC Bearings, Inc.	Morgan Stanley	222	27,140	39,747	12,620
Regal Beloit Corp.	Morgan Stanley	187	21,910	22,965	1,177
Simpson Manufacturing Co., Inc.	Morgan Stanley	1	89	93	17
SiteOne Landscape Supply, Inc.	Morgan Stanley	1	111	159	60
Snap-on, Inc.	Morgan Stanley	3,710	542,342	634,929	99,975
SPX FLOW, Inc.	Morgan Stanley	12,909	507,582	748,206	240,636
Stanley Black & Decker, Inc.	Morgan Stanley	2,483	445,841	443,364	(2,318)

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Capital Goods — (continued)
Textainer Group Holdings Ltd.
(Bermuda)	Morgan Stanley	610	$11,270	$11,700	$443
Toro Co. (The)	Morgan Stanley	448	37,678	42,488	4,995
TPI Composites, Inc.	Morgan Stanley	1,780	71,641	93,948	23,462
Trane Technologies PLC (Ireland)	Morgan Stanley	283	36,307	41,080	4,919
TransDigm Group, Inc.	Morgan Stanley	1	464	619	167
UFP Industries, Inc.	Morgan Stanley	86	4,541	4,777	312
United Rentals, Inc.	Morgan Stanley	1,023	169,245	237,244	68,012
Wabash National Corp.	Morgan Stanley	1,213	21,163	20,900	(251)
Watsco, Inc.	Morgan Stanley	617	142,453	139,781	(1,999)
Westinghouse Air Brake Technologies
Corp.	Morgan Stanley	309	17,928	22,619	4,741
WW Grainger, Inc.	Morgan Stanley	19	7,797	7,758	(26)

		222,240	13,172,010	14,983,199	1,869,877

Commercial & Professional Services
ABM Industries, Inc.	Morgan Stanley	11,552	418,695	437,128	19,727
Cimpress PLC (Ireland)	Morgan Stanley	1	86	88	14
Cintas Corp.	Morgan Stanley	1,682	520,946	594,520	79,287
CoreLogic, Inc.	Morgan Stanley	1,533	119,431	118,532	(887)
Covanta Holding Corp.	Morgan Stanley	638	5,772	8,377	2,701
Deluxe Corp.	Morgan Stanley	3,504	75,441	102,317	31,809
Healthcare Services Group, Inc.	Morgan Stanley	705	14,676	19,811	5,300
Herman Miller, Inc.	Morgan Stanley	726	24,917	24,539	(365)
HNI Corp.	Morgan Stanley	879	31,634	30,290	(1,231)
ICF International, Inc.	Morgan Stanley	7	514	520	19
IHS Markit Ltd. (Bermuda)	Morgan Stanley	843	74,751	75,727	988
KAR Auction Services, Inc.	Morgan Stanley	8,270	147,332	153,905	6,586
Kforce, Inc.	Morgan Stanley	424	17,402	17,846	513
ManpowerGroup, Inc.	Morgan Stanley	1	72	90	32
Nielsen Holdings PLC (United Kingdom)	Morgan Stanley	1,297	18,262	27,068	8,901
Republic Services, Inc.	Morgan Stanley	4,308	371,677	414,860	46,826
Ritchie Bros Auctioneers, Inc. (Canada)	Morgan Stanley	48	3,352	3,338	(2)
Robert Half International, Inc.	Morgan Stanley	148	9,235	9,247	24
Steelcase, Inc., Class A	Morgan Stanley	13,737	157,743	186,136	33,169
Thomson Reuters Corp. (Canada)	Morgan Stanley	1,665	136,313	136,347	312
TriNet Group, Inc.	Morgan Stanley	1	58	81	35
Verisk Analytics, Inc.	Morgan Stanley	437	81,244	90,717	9,672
Waste Management, Inc.	Morgan Stanley	644	74,975	75,947	1,249

		53,050	2,304,528	2,527,431	244,679

Consumer Durables & Apparel
Brunswick Corp.	Morgan Stanley	459	29,918	34,994	5,207
Capri Holdings Ltd. (British Virgin
Islands)	Morgan Stanley	4,350	63,592	182,700	119,121
Carter’s, Inc.	Morgan Stanley	6,656	528,107	626,130	109,441
Cavco Industries, Inc.	Morgan Stanley	744	138,342	130,535	(7,795)
Crocs, Inc.	Morgan Stanley	348	21,528	21,806	290

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Consumer Durables & Apparel — (continued)
Deckers Outdoor Corp.	Morgan Stanley	490	$121,902	$140,522	$18,633
DR Horton, Inc.	Morgan Stanley	220	16,078	15,162	(877)
Garmin Ltd. (Switzerland)	Morgan Stanley	1,080	102,303	129,233	27,601
G-III Apparel Group Ltd	Morgan Stanley	20,548	239,758	487,810	249,807
Gildan Activewear, Inc. (Canada)	Morgan Stanley	3,170	57,256	88,792	31,548
Hasbro, Inc.	Morgan Stanley	148	13,516	13,844	340
Helen of Troy Ltd. (Bermuda)	Morgan Stanley	277	52,565	61,547	11,586
Kontoor Brands, Inc.	Morgan Stanley	1,724	37,468	69,925	33,156
La-Z-Boy, Inc.	Morgan Stanley	1,309	42,314	52,151	10,047
Leggett & Platt, Inc.	Morgan Stanley	1	42	44	15
Lovesac Co. (The)	Morgan Stanley	22	988	948	(28)
Mohawk Industries, Inc.	Morgan Stanley	1,722	146,478	242,716	96,250
Newell Brands, Inc.	Morgan Stanley	1,967	37,989	41,759	4,161
NIKE, Inc., Class B	Morgan Stanley	4,596	568,453	650,196	82,762
Polaris, Inc.	Morgan Stanley	2,481	243,524	236,390	(4,861)
PulteGroup, Inc.	Morgan Stanley	54	2,404	2,328	(63)
PVH Corp.	Morgan Stanley	8,807	448,276	826,889	378,625
Smith & Wesson Brands, Inc.	Morgan Stanley	7,062	116,000	125,350	9,797
Steven Madden Ltd	Morgan Stanley	1,876	38,862	66,260	27,410
Sturm Ruger & Co., Inc.	Morgan Stanley	2,314	160,583	150,572	(7,051)
Tempur Sealy International, Inc.	Morgan Stanley	1,316	27,072	35,532	8,472
TopBuild Corp.	Morgan Stanley	1	151	184	121
Tupperware Brands Corp.	Morgan Stanley	2,417	35,732	78,286	42,568
Whirlpool Corp.	Morgan Stanley	941	149,295	169,841	22,945
YETI Holdings, Inc.	Morgan Stanley	666	40,891	45,601	4,722

		77,766	3,481,387	4,728,047	1,273,950

Consumer Services
Adtalem Global Education, Inc.	Morgan Stanley	6,542	165,135	222,101	57,001
Boyd Gaming Corp.	Morgan Stanley	1	36	43	20
Brinker International, Inc.	Morgan Stanley	2,541	110,298	143,744	33,459
Chipotle Mexican Grill, Inc.	Morgan Stanley	64	88,939	88,749	(919)
Darden Restaurants, Inc.	Morgan Stanley	2,204	260,170	262,540	2,383
Dine Brands Global, Inc.	Morgan Stanley	5	297	290	5
Graham Holdings Co., Class B	Morgan Stanley	483	217,947	257,623	39,688
Grand Canyon Education, Inc.	Morgan Stanley	1,012	82,085	94,227	12,155
Jack in the Box, Inc.	Morgan Stanley	4,324	393,705	401,267	8,451
Laureate Education, Inc., Class A	Morgan Stanley	22,081	266,989	321,499	54,523
McDonald’s Corp.	Morgan Stanley	1,802	388,670	386,673	107
Norwegian Cruise Line Holdings Ltd.
(Bermuda)	Morgan Stanley	2,591	64,468	65,889	1,433
Papa John’s International, Inc.	Morgan Stanley	4,061	336,210	344,576	9,193
Perdoceo Education Corp.	Morgan Stanley	4,869	60,082	61,495	1,426
Red Rock Resorts, Inc., Class A	Morgan Stanley	22,690	246,242	568,158	321,929
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	569	40,603	42,499	1,908
Service Corp. International	Morgan Stanley	2,862	133,745	140,524	7,334
Strategic Education, Inc.	Morgan Stanley	542	47,616	51,669	4,391

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Consumer Services — (continued)
Texas Roadhouse, Inc.	Morgan Stanley	38	$2,950	$2,970	$33
Wingstop, Inc.	Morgan Stanley	1,486	196,455	196,969	9,414
Yum! Brands, Inc.	Morgan Stanley	8,031	744,979	871,845	134,344

		88,798	3,847,621	4,525,350	698,278

Diversified Financials
Berkshire Hathaway, Inc., Class B	Morgan Stanley	17,833	3,928,198	4,134,938	206,789
BlackRock, Inc.	Morgan Stanley	1,267	699,733	914,191	219,059
Cboe Global Markets, Inc.	Morgan Stanley	4,886	420,623	454,984	36,015
Federated Hermes, Inc.	Morgan Stanley	3,261	73,525	94,210	24,559
Invesco Ltd. (Bermuda)	Morgan Stanley	3,403	55,686	59,314	3,654
Moody’s Corp.	Morgan Stanley	95	26,046	27,573	2,000
Nasdaq, Inc.	Morgan Stanley	2,075	258,036	275,436	18,373
S&P Global, Inc.	Morgan Stanley	2,198	750,625	722,548	(26,850)
Sprott, Inc. (Canada)	Morgan Stanley	143	4,593	4,146	(414)
T Rowe Price Group, Inc.	Morgan Stanley	1,274	161,749	192,871	32,583

		36,435	6,378,814	6,880,211	515,768

Energy
Antero Midstream Corp.	Morgan Stanley	1	5	8	15
Archrock, Inc.	Morgan Stanley	10,802	91,407	93,545	2,151
Cactus, Inc., Class A	Morgan Stanley	368	6,883	9,594	2,864
Canadian Natural Resources Ltd.
(Canada)	Morgan Stanley	18,558	301,877	446,320	185,849
Chevron Corp.	Morgan Stanley	1,616	115,569	136,471	22,589
Clean Energy Fuels Corp.	Morgan Stanley	23,858	62,463	187,524	125,073
Concho Resources, Inc.	Morgan Stanley	1	41	58	30
ConocoPhillips	Morgan Stanley	4,077	168,888	163,039	(5,836)
Core Laboratories NV (Netherlands)	Morgan Stanley	110	1,518	2,916	1,410
DHT Holdings, Inc. (Marshall Islands)	Morgan Stanley	67,033	363,279	350,583	11,686
Enerplus Corp. (Canada)	Morgan Stanley	5,152	16,572	16,126	(401)
EOG Resources, Inc.	Morgan Stanley	12,638	486,836	630,257	147,763
EQT Corp.	Morgan Stanley	29,523	405,797	375,237	(30,547)
Halliburton Co.	Morgan Stanley	5,864	71,595	110,830	39,507
Kinder Morgan, Inc.	Morgan Stanley	16,246	225,002	222,083	390
Kosmos Energy Ltd	Morgan Stanley	693	1,114	1,629	527
Magnolia Oil & Gas Corp., Class A	Morgan Stanley	1,080	6,406	7,625	1,231
Marathon Petroleum Corp.	Morgan Stanley	14,796	553,484	611,963	63,119
Murphy Oil Corp.	Morgan Stanley	5,657	47,690	68,450	27,982
NexGen Energy Ltd. (Canada)	Morgan Stanley	1,354	3,320	3,737	430
Occidental Petroleum Corp.	Morgan Stanley	41,870	606,901	724,770	118,286
Schlumberger NV (Curacao)	Morgan Stanley	7,156	133,538	156,215	23,459
SM Energy Co.	Morgan Stanley	21,460	128,464	131,335	2,884
Targa Resources Corp.	Morgan Stanley	2,630	51,648	69,379	17,744
Transocean Ltd. (Switzerland)	Morgan Stanley	371	380	857	490
Vermilion Energy, Inc. (Canada)	Morgan Stanley	5,017	23,461	22,325	(1,123)
Williams Cos., Inc. (The)	Morgan Stanley	996	18,846	19,970	1,534

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Energy — (continued)
World Fuel Services Corp.	Morgan Stanley	12,678	$336,577	$395,046	$60,020

		311,605	4,229,561	4,957,892	819,126

Food & Staples Retailing
BJ’s Wholesale Club Holdings, Inc.	Morgan Stanley	4,668	187,447	174,023	(13,412)
Casey’s General Stores, Inc.	Morgan Stanley	895	158,235	159,865	1,707
Costco Wholesale Corp.	Morgan Stanley	501	183,011	188,767	9,109
Ingles Markets, Inc., Class A	Morgan Stanley	335	13,111	14,291	1,192
Kroger Co. (The)	Morgan Stanley	3,410	105,598	108,302	2,718
Sprouts Farmers Market, Inc.	Morgan Stanley	6,316	134,182	126,952	(8,402)
Sysco Corp.	Morgan Stanley	7,353	503,197	546,034	43,159
US Foods Holding Corp.	Morgan Stanley	1,469	31,661	48,932	17,284
Walgreens Boots Alliance, Inc.	Morgan Stanley	4,086	153,027	162,950	11,214

		29,033	1,469,469	1,530,116	64,569

Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	3,105	128,229	127,305	3,875
Archer-Daniels-Midland Co.	Morgan Stanley	6,611	279,381	333,261	58,783
B&G Foods, Inc.	Morgan Stanley	12,534	355,368	347,568	2,871
Campbell Soup Co.	Morgan Stanley	8,352	396,484	403,819	7,348
Coca-Cola Co. (The)	Morgan Stanley	93	5,071	5,100	42
Coca-Cola Consolidated, Inc.	Morgan Stanley	431	111,942	114,762	2,939
Conagra Brands, Inc.	Morgan Stanley	10,690	379,119	387,619	8,939
Constellation Brands, Inc., Class A	Morgan Stanley	190	33,948	41,620	7,891
Flowers Foods, Inc.	Morgan Stanley	3,665	88,698	82,939	(4,796)
General Mills, Inc.	Morgan Stanley	7,599	449,553	446,821	(1,006)
Hershey Co. (The)	Morgan Stanley	2,008	299,113	305,879	7,149
JM Smucker Co. (The)	Morgan Stanley	2,881	317,782	333,044	19,160
Kellogg Co.	Morgan Stanley	4,038	267,965	251,285	(13,703)
Kraft Heinz Co. (The)	Morgan Stanley	15,776	498,118	546,796	57,156
McCormick & Co., Inc., non-voting
shares	Morgan Stanley	219	20,675	20,936	415
Molson Coors Beverage Co., Class B	Morgan Stanley	9,597	350,594	433,688	83,107
Monster Beverage Corp.	Morgan Stanley	5,660	464,771	523,437	58,679
National Beverage Corp.	Morgan Stanley	126	10,583	10,697	132
PepsiCo, Inc.	Morgan Stanley	273	38,405	40,486	2,226
Philip Morris International, Inc.	Morgan Stanley	2,116	161,300	175,184	18,251
TreeHouse Foods, Inc.	Morgan Stanley	160	6,853	6,798	(42)
Tyson Foods, Inc., Class A	Morgan Stanley	6,335	393,468	408,227	18,971
Vector Group Ltd	Morgan Stanley	258	3,046	3,006	(28)

		102,717	5,060,466	5,350,277	338,359

Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	1,701	176,580	186,242	10,305
Align Technology, Inc.	Morgan Stanley	468	214,833	250,090	35,269
Allscripts Healthcare Solutions, Inc.	Morgan Stanley	13,298	94,549	192,023	97,486
AmerisourceBergen Corp.	Morgan Stanley	6,105	616,592	596,825	(19,569)
Anthem, Inc.	Morgan Stanley	75	19,899	24,082	4,252

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Health Care Equipment & Services — (continued)
Cardinal Health, Inc.	Morgan Stanley	1,074	$56,176	$57,523	$1,873
Centene Corp.	Morgan Stanley	998	59,670	59,910	253
Cigna Corp.	Morgan Stanley	323	63,156	67,242	4,098
Community Health Systems, Inc.	Morgan Stanley	19,289	162,298	143,317	(18,968)
CONMED Corp.	Morgan Stanley	1	83	112	42
CVS Health Corp.	Morgan Stanley	6,905	457,523	471,612	15,114
Danaher Corp.	Morgan Stanley	5,577	1,227,529	1,238,875	12,583
DENTSPLY SIRONA, Inc.	Morgan Stanley	855	44,126	44,768	704
Ensign Group, Inc. (The)	Morgan Stanley	1,941	112,032	141,538	29,694
Envista Holdings Corp.	Morgan Stanley	11,626	342,665	392,145	49,492
Hanger, Inc.	Morgan Stanley	25	554	550	8
HCA Healthcare, Inc.	Morgan Stanley	64	8,852	10,525	1,703
Hologic, Inc.	Morgan Stanley	3,679	217,408	267,942	50,546
Humana, Inc.	Morgan Stanley	1,465	596,014	601,046	5,692
IDEXX Laboratories, Inc.	Morgan Stanley	1,021	389,798	510,367	120,581
Laboratory Corp. of America Holdings	Morgan Stanley	3,283	659,108	668,255	9,159
McKesson Corp.	Morgan Stanley	330	51,101	57,394	6,433
MEDNAX, Inc.	Morgan Stanley	4	96	98	15
Medtronic PLC (Ireland)	Morgan Stanley	186	21,280	21,788	546
Meridian Bioscience, Inc.	Morgan Stanley	3,106	57,690	58,051	374
Merit Medical Systems, Inc.	Morgan Stanley	979	53,108	54,344	1,248
National Research Corp.	Morgan Stanley	7	331	299	(19)
Natus Medical, Inc.	Morgan Stanley	6,621	141,014	132,685	(8,434)
Neogen Corp.	Morgan Stanley	2	158	159	13
Owens & Minor, Inc.	Morgan Stanley	42	1,142	1,136	7
Providence Service Corp. (The)	Morgan Stanley	623	70,796	86,366	15,583
Quest Diagnostics, Inc.	Morgan Stanley	6,587	814,209	784,973	(29,224)
Quidel Corp.	Morgan Stanley	1,182	228,190	212,346	(15,831)
ResMed, Inc.	Morgan Stanley	1,215	212,751	258,260	46,307
Schrodinger, Inc.	Morgan Stanley	1,277	102,223	101,113	(1,097)
Select Medical Holdings Corp	Morgan Stanley	1	19	28	21
STERIS PLC (Ireland)	Morgan Stanley	51	9,328	9,667	352
Stryker Corp.	Morgan Stanley	308	61,658	75,472	14,021
Teladoc Health, Inc.	Morgan Stanley	1	193	200	20
Tenet Healthcare Corp.	Morgan Stanley	1	32	40	20
Tivity Health, Inc.	Morgan Stanley	1	14	20	18
Varian Medical Systems, Inc.	Morgan Stanley	2,637	456,118	461,501	5,396
West Pharmaceutical Services, Inc.	Morgan Stanley	27	7,527	7,649	135

		104,961	7,808,423	8,248,578	446,221

Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	1,360	124,232	118,633	(5,260)
Clorox Co. (The)	Morgan Stanley	3,968	858,999	801,219	(54,318)
Colgate-Palmolive Co.	Morgan Stanley	4,102	304,948	350,762	47,613
Edgewell Personal Care Co.	Morgan Stanley	21	735	726	4
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	1,152	259,558	306,651	47,579
Kimberly-Clark Corp.	Morgan Stanley	17	2,248	2,292	75

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Household & Personal Products — (continued)
Procter & Gamble Co. (The)	Morgan Stanley	559	$71,375	$77,779	$6,817

		11,179	1,622,095	1,658,062	42,510

Materials
Agnico Eagle Mines Ltd. (Canada)	Morgan Stanley	5,133	380,659	361,928	(17,504)
Alcoa Corp.	Morgan Stanley	7,840	97,250	180,712	83,475
Amcor PLC (Jersey)	Morgan Stanley	55,156	596,849	649,186	60,713
Avient Corp.	Morgan Stanley	2,288	55,905	92,161	37,209
Axalta Coating Systems Ltd. (Bermuda) .	Morgan Stanley	3,008	85,983	85,878	(92)
Ball Corp.	Morgan Stanley	778	71,677	72,494	830
Barrick Gold Corp. (Canada)	Morgan Stanley	2,520	58,019	57,406	(601)
Boise Cascade Co.	Morgan Stanley	652	25,665	31,166	6,205
Cabot Corp.	Morgan Stanley	270	10,446	12,118	3,550
Carpenter Technology Corp.	Morgan Stanley	10,948	226,972	318,806	94,907
CF Industries Holdings, Inc.	Morgan Stanley	2,326	62,071	90,039	28,679
Commercial Metals Co.	Morgan Stanley	22,908	468,840	470,530	4,543
Dow, Inc.	Morgan Stanley	2,618	118,497	145,299	28,979
Eastman Chemical Co.	Morgan Stanley	623	48,699	62,474	14,537
Ecolab, Inc.	Morgan Stanley	1,557	289,378	336,873	49,098
FMC Corp.	Morgan Stanley	1,084	116,566	124,584	8,551
Forterra, Inc.	Morgan Stanley	45	782	774	4
Franco-Nevada Corp. (Canada)	Morgan Stanley	3,177	424,099	398,173	(25,423)
Freeport-McMoRan, Inc.	Morgan Stanley	322	7,637	8,378	754
GCP Applied Technologies, Inc.	Morgan Stanley	614	14,775	14,521	(241)
Greif, Inc., Class A	Morgan Stanley	74	3,470	3,469	22
Hecla Mining Co.	Morgan Stanley	63,968	339,727	414,513	82,082
IAMGOLD Corp. (Canada)	Morgan Stanley	26,840	95,646	98,503	2,869
Innospec, Inc.	Morgan Stanley	1,374	109,162	124,663	17,953
International Paper Co.	Morgan Stanley	3,204	156,330	159,303	2,985
Kaiser Aluminum Corp.	Morgan Stanley	2,364	160,458	233,800	75,150
Kinross Gold Corp. (Canada)	Morgan Stanley	52,301	401,156	383,889	(16,466)
Linde PLC (Ireland)	Morgan Stanley	143	36,077	37,682	1,674
Louisiana-Pacific Corp.	Morgan Stanley	1,890	58,989	70,251	11,672
Martin Marietta Materials, Inc.	Morgan Stanley	248	65,672	70,425	4,809
Mosaic Co. (The)	Morgan Stanley	2,788	50,746	64,152	13,558
NewMarket Corp.	Morgan Stanley	87	31,762	34,651	3,067
Newmont Corp.	Morgan Stanley	5,982	371,777	358,262	(11,210)
Nucor Corp.	Morgan Stanley	1,589	67,517	84,519	18,298
O-I Glass, Inc.	Morgan Stanley	10,264	114,250	122,142	7,904
Pan American Silver Corp. (Canada)	Morgan Stanley	3,374	105,106	116,437	11,547
PPG Industries, Inc.	Morgan Stanley	3,110	414,632	448,524	35,025
Pretium Resources, Inc. (Canada)	Morgan Stanley	10,827	133,531	124,294	(9,225)
Royal Gold, Inc.	Morgan Stanley	36	3,852	3,829	(11)
RPM International, Inc.	Morgan Stanley	2,429	212,930	220,505	7,935
Scotts Miracle-Gro Co. (The)	Morgan Stanley	2,566	432,213	510,993	80,147
Sealed Air Corp.	Morgan Stanley	1,776	71,565	81,323	10,106
Sensient Technologies Corp.	Morgan Stanley	30	2,179	2,213	47

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Materials — (continued)
Sherwin-Williams Co. (The)	Morgan Stanley	788	$545,382	$579,109	$34,823
Southern Copper Corp.	Morgan Stanley	1	55	65	22
Wheaton Precious Metals Corp.
(Canada)	Morgan Stanley	994	47,654	41,489	(6,744)
Worthington Industries, Inc.	Morgan Stanley	2,684	126,938	137,796	11,489

		325,598	7,319,545	8,040,301	767,701

Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	13,936	1,059,354	1,293,958	236,458
Alphabet, Inc., Class A	Morgan Stanley	65	113,060	113,922	874
Charter Communications, Inc., Class A	Morgan Stanley	88	51,900	58,216	6,329
DISH Network Corp., Class A	Morgan Stanley	10,475	321,692	338,762	17,082
Facebook, Inc., Class A	Morgan Stanley	244	66,276	66,651	388
Fox Corp., Class A	Morgan Stanley	4,632	116,680	134,884	19,336
Gray Television, Inc.	Morgan Stanley	4,074	70,625	72,884	2,271
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	5,905	109,006	138,886	32,912
Lions Gate Entertainment Corp., Class
B (Canada)	Morgan Stanley	3,288	29,798	34,129	4,344
Madison Square Garden Sports Corp.	Morgan Stanley	3,234	547,592	595,379	47,800
Meredith Corp.	Morgan Stanley	2,229	42,594	42,797	216
MSG Networks, Inc., Class A	Morgan Stanley	7,930	81,566	116,888	37,289
Netflix, Inc.	Morgan Stanley	43	21,315	23,251	1,949
News Corp., Class A	Morgan Stanley	337	6,007	6,056	62
Roku, Inc.	Morgan Stanley	203	69,173	67,400	(1,761)
Sciplay Corp., Class A	Morgan Stanley	279	3,923	3,864	(46)
Snap, Inc., Class A	Morgan Stanley	2,915	119,285	145,954	26,682
TEGNA, Inc.	Morgan Stanley	2,875	41,127	40,106	(930)
Twitter, Inc.	Morgan Stanley	655	31,961	35,468	3,520
ViacomCBS, Inc., Class B	Morgan Stanley	837	29,740	31,187	1,533
Walt Disney Co. (The)	Morgan Stanley	25	4,446	4,529	96
World Wrestling Entertainment, Inc.
Class A	Morgan Stanley	5,540	228,326	266,197	38,635
Zillow Group, Inc., Class C	Morgan Stanley	3,972	328,009	515,566	187,569

		73,781	3,493,455	4,146,934	662,608

Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	Morgan Stanley	2,477	239,091	293,500	58,422
Athira Pharma, Inc.	Morgan Stanley	8	272	274	15
Biogen, Inc	Morgan Stanley	20	4,838	4,897	72
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	316	170,448	184,209	13,774
Blueprint Medicines Corp.	Morgan Stanley	32	3,618	3,589	(17)
Bristol-Myers Squibb Co.	Morgan Stanley	9,125	553,052	566,024	18,711
Charles River Laboratories International,
Inc.	Morgan Stanley	1	202	250	60
Denali Therapeutics, Inc.	Morgan Stanley	146	5,089	12,229	7,152
Gilead Sciences, Inc.	Morgan Stanley	1,523	87,227	88,730	1,516
Horizon Therapeutics PLC (Ireland)	Morgan Stanley	2,018	142,005	147,617	5,625
Innoviva, Inc.	Morgan Stanley	8,222	96,092	101,871	5,791

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Intellia Therapeutics, Inc.	Morgan Stanley	40	$2,169	$2,176	$114
Johnson & Johnson	Morgan Stanley	2,823	408,673	444,284	38,629
Luminex Corp.	Morgan Stanley	3,585	84,928	82,885	(1,522)
Mettler-Toledo International, Inc.	Morgan Stanley	108	121,962	123,085	1,136
Ocular Therapeutix, Inc.	Morgan Stanley	5,142	105,199	106,439	1,253
PerkinElmer, Inc.	Morgan Stanley	589	69,798	84,522	14,769
Pfizer, Inc.	Morgan Stanley	4,056	154,909	149,301	(5,595)
Prestige Consumer Healthcare, Inc.	Morgan Stanley	1,617	58,662	56,385	(2,264)
Thermo Fisher Scientific, Inc.	Morgan Stanley	1,464	661,413	681,902	20,888
Vanda Pharmaceuticals, Inc.	Morgan Stanley	1	9	13	16
Viatris, Inc.	Morgan Stanley	763	11,743	14,299	2,569
Zoetis, Inc.	Morgan Stanley	2,696	429,753	446,188	16,702

		46,772	3,411,152	3,594,669	197,816

Retailing
Abercrombie & Fitch Co., Class A	Morgan Stanley	23,038	355,461	469,054	113,605
Advance Auto Parts, Inc.	Morgan Stanley	6,657	1,008,252	1,048,544	43,185
Amazon.com, Inc.	Morgan Stanley	61	202,469	198,673	(3,784)
American Eagle Outfitters, Inc.	Morgan Stanley	7,530	145,870	151,127	5,270
AutoNation, Inc.	Morgan Stanley	8,687	469,810	606,266	137,382
AutoZone, Inc.	Morgan Stanley	321	364,744	380,526	15,795
Booking Holdings, Inc.	Morgan Stanley	28	57,722	62,364	4,654
Buckle, Inc. (The)	Morgan Stanley	4,852	101,359	141,678	51,595
Camping World Holdings, Inc., Class A	Morgan Stanley	30,840	881,390	803,382	(50,899)
eBay, Inc.	Morgan Stanley	1,700	84,794	85,425	799
Etsy, Inc.	Morgan Stanley	3,474	439,441	618,059	178,631
Expedia Group, Inc.	Morgan Stanley	2,346	293,780	310,610	16,843
Foot Locker, Inc.	Morgan Stanley	5,039	148,960	203,777	55,578
Gap, Inc. (The)	Morgan Stanley	10,543	223,003	212,863	(10,127)
Genuine Parts Co.	Morgan Stanley	1,271	117,179	127,647	12,385
Guess?, Inc.	Morgan Stanley	2,582	49,141	58,405	9,404
L Brands, Inc.	Morgan Stanley	1,133	41,932	42,136	217
Lands’ End, Inc.	Morgan Stanley	15	318	324	18
LKQ Corp.	Morgan Stanley	12,382	348,677	436,342	87,970
Macy’s, Inc.	Morgan Stanley	28,161	169,756	316,811	147,068
Murphy USA, Inc.	Morgan Stanley	366	45,905	47,898	2,113
O’Reilly Automotive, Inc.	Morgan Stanley	573	256,270	259,323	3,065
Overstock.com, Inc.	Morgan Stanley	349	17,744	16,742	(990)
Pool Corp.	Morgan Stanley	239	78,320	89,028	10,770
Qurate Retail, Inc., Series A	Morgan Stanley	15,438	113,132	169,355	80,857
RH.	Morgan Stanley	1	283	448	177
Shutterstock, Inc.	Morgan Stanley	2,859	188,409	204,990	17,016
Sleep Number Corp.	Morgan Stanley	1	63	82	31
Sonic Automotive, Inc., Class A	Morgan Stanley	326	13,356	12,574	(741)
Stamps.com, Inc.	Morgan Stanley	95	20,107	18,638	(1,968)
Target Corp.	Morgan Stanley	1,444	222,557	254,909	33,292

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Retailing — (continued)
TJX Cos., Inc. (The)	Morgan Stanley	2,010	$134,414	$137,263	$2,862
Urban Outfitters, Inc.	Morgan Stanley	4,705	117,129	120,448	3,332
Zumiez, Inc.	Morgan Stanley	3,663	101,024	134,725	33,714

		182,729	6,812,771	7,740,436	999,119

Semiconductors & Semiconductor Equipment
Amkor Technology, Inc.	Morgan Stanley	18,617	228,503	280,744	56,033
Analog Devices, Inc.	Morgan Stanley	1,078	151,002	159,253	8,932
Applied Materials, Inc.	Morgan Stanley	210	17,845	18,123	290
Axcelis Technologies, Inc.	Morgan Stanley	3,993	98,626	116,276	17,663
Broadcom, Inc.	Morgan Stanley	5,225	1,846,313	2,287,766	472,607
Brooks Automation, Inc.	Morgan Stanley	1	44	68	36
Cohu, Inc.	Morgan Stanley	783	20,569	29,895	9,338
Enphase Energy, Inc.	Morgan Stanley	1	102	175	86
First Solar, Inc.	Morgan Stanley	12,722	1,054,169	1,258,460	204,304
Intel Corp.	Morgan Stanley	7,872	368,685	392,183	26,904
KLA Corp.	Morgan Stanley	332	58,733	85,958	27,533
Lam Research Corp.	Morgan Stanley	31	14,814	14,640	(161)
MACOM Technology Solutions Holdings,
Inc.	Morgan Stanley	6,000	220,705	330,240	110,872
Marvell Technology Group Ltd.
(Bermuda)	Morgan Stanley	369	17,311	17,542	243
Maxim Integrated Products, Inc.	Morgan Stanley	415	28,261	36,790	8,542
Microchip Technology, Inc.	Morgan Stanley	1,596	178,390	220,424	42,720
Monolithic Power Systems, Inc.	Morgan Stanley	1	241	366	209
NVIDIA Corp.	Morgan Stanley	34	17,721	17,755	46
Qorvo, Inc.	Morgan Stanley	8,308	986,259	1,381,371	395,124
QUALCOMM, Inc.	Morgan Stanley	7,699	1,119,243	1,172,866	57,169
Rambus, Inc.	Morgan Stanley	39	680	681	14
Teradyne, Inc.	Morgan Stanley	437	38,167	52,392	14,302
Texas Instruments, Inc.	Morgan Stanley	1,639	241,588	269,009	28,619
Ultra Clean Holdings, Inc.	Morgan Stanley	25	551	778	240
Veeco Instruments, Inc.	Morgan Stanley	66	1,125	1,146	33

		77,493	6,709,647	8,144,901	1,481,698

Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	554	118,832	144,710	26,389
ACI Worldwide, Inc.	Morgan Stanley	5,097	128,066	195,878	70,320
Adobe, Inc.	Morgan Stanley	181	86,128	90,522	4,406
Agilysys, Inc.	Morgan Stanley	111	4,350	4,260	(77)
Alliance Data Systems Corp.	Morgan Stanley	4,866	217,822	360,571	144,803
Appian Corp.	Morgan Stanley	2,058	312,518	333,581	21,076
Automatic Data Processing, Inc.	Morgan Stanley	525	68,313	92,505	24,693
Avalara, Inc.	Morgan Stanley	1,186	211,753	195,560	(16,352)
Blackline, Inc.	Morgan Stanley	1,813	246,144	241,818	(4,313)
Booz Allen Hamilton Holding Corp.	Morgan Stanley	8,105	705,825	706,594	1,672
Broadridge Financial Solutions, Inc.	Morgan Stanley	4,257	602,532	652,172	52,873
CACI International, Inc., Class A	Morgan Stanley	831	171,236	207,193	37,236

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Software & Services — (continued)
Cadence Design Systems, Inc.	Morgan Stanley	563	$58,145	$76,810	$18,678
CDK Global, Inc.	Morgan Stanley	10,192	484,717	528,251	44,733
Cerence, Inc.	Morgan Stanley	1,371	117,265	137,758	23,337
CGI, Inc. (Canada)	Morgan Stanley	1,786	122,636	141,648	19,033
Cloudera, Inc.	Morgan Stanley	18,067	233,953	251,312	17,372
Cloudflare, Inc., Class A	Morgan Stanley	914	76,226	69,455	(6,759)
Cornerstone On Demand, Inc.	Morgan Stanley	217	7,475	9,557	2,094
Crowdstrike Holdings, Inc., Class A	Morgan Stanley	1,886	351,679	399,493	47,826
Domo, Inc., Class B	Morgan Stanley	579	37,858	36,923	(922)
Elastic NV (Netherlands)	Morgan Stanley	383	55,363	55,968	617
Envestnet, Inc.	Morgan Stanley	364	27,755	29,954	2,211
Fair Isaac Corp.	Morgan Stanley	16	8,137	8,177	52
FireEye, Inc.	Morgan Stanley	2,908	65,709	67,058	1,362
Fiserv, Inc.	Morgan Stanley	7,516	739,140	855,772	116,644
GoDaddy, Inc., Class A	Morgan Stanley	1	68	83	28
International Business Machines Corp	Morgan Stanley	1,668	187,530	209,968	24,969
Intuit, Inc.	Morgan Stanley	481	141,779	182,708	43,825
Jack Henry & Associates, Inc.	Morgan Stanley	499	81,012	80,833	42
Lightspeed POS, Inc. (Canada)	Morgan Stanley	5	345	352	20
Mastercard, Inc., Class A	Morgan Stanley	18	6,231	6,425	206
MAXIMUS, Inc.	Morgan Stanley	3	219	220	13
Microsoft Corp.	Morgan Stanley	40	9,022	8,897	(112)
MicroStrategy, Inc., Class A	Morgan Stanley	1,348	161,420	523,765	362,357
NortonLifeLock, Inc.	Morgan Stanley	605	11,312	12,572	1,331
Open Text Corp. (Canada)	Morgan Stanley	4,967	208,413	225,800	18,192
Paychex, Inc.	Morgan Stanley	166	15,439	15,468	41
PayPal Holdings, Inc.	Morgan Stanley	136	31,552	31,851	312
Progress Software Corp.	Morgan Stanley	6,792	241,214	306,930	68,318
PTC, Inc.	Morgan Stanley	1	81	120	51
QAD, Inc., Class A	Morgan Stanley	7	432	442	23
Sailpoint Technologies Holding, Inc.	Morgan Stanley	1	36	53	30
salesforce.com, Inc.	Morgan Stanley	2,942	705,448	654,683	(50,752)
SecureWorks Corp., Class A	Morgan Stanley	2	29	28	12
ServiceNow, Inc.	Morgan Stanley	104	54,755	57,245	2,503
SolarWinds Corp.	Morgan Stanley	321	5,300	4,799	(489)
SPS Commerce, Inc.	Morgan Stanley	4,396	321,791	477,362	155,583
Square, Inc., Class A	Morgan Stanley	251	58,535	54,628	(3,895)
Sykes Enterprises, Inc.	Morgan Stanley	69	2,607	2,599	5
Synopsys, Inc.	Morgan Stanley	666	157,238	172,654	15,728
Teradata Corp.	Morgan Stanley	7,400	157,487	166,278	8,803
TTEC Holdings, Inc.	Morgan Stanley	2	146	146	12
Tyler Technologies, Inc.	Morgan Stanley	5	2,151	2,183	44
Unity Software, Inc.	Morgan Stanley	188	29,072	28,852	(207)
Verint Systems, Inc.	Morgan Stanley	1,187	71,986	79,742	7,769
VeriSign, Inc.	Morgan Stanley	468	95,677	101,275	5,704
Virtusa Corp.	Morgan Stanley	1,353	47,222	69,179	21,971
Visa, Inc., Class A	Morgan Stanley	48	10,275	10,499	237

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Software & Services — (continued)
Western Union Co. (The)	Morgan Stanley	15,048	$339,509	$330,153	$(3,137)
WEX, Inc	Morgan Stanley	1	138	203	78
Workiva, Inc	Morgan Stanley	602	47,573	55,155	7,594
Zoom Video Communications, Inc.,
Class A	Morgan Stanley	466	171,077	157,191	(13,873)

		128,603	8,633,698	9,924,841	1,322,340

Technology Hardware & Equipment
Apple, Inc	Morgan Stanley	566	66,748	75,103	8,368
Avnet, Inc	Morgan Stanley	1	25	35	23
Badger Meter, Inc	Morgan Stanley	598	38,151	56,248	18,308
Cambium Networks Corp. (Cayman
Islands)	Morgan Stanley	322	8,341	8,076	(253)
CDW Corp	Morgan Stanley	1,110	125,604	146,287	21,245
Cisco Systems, Inc	Morgan Stanley	1,174	44,295	52,537	8,456
Corning, Inc	Morgan Stanley	3,825	118,030	137,700	21,403
Dell Technologies, Inc., Class C	Morgan Stanley	4,046	285,866	296,531	10,674
Diebold Nixdorf, Inc	Morgan Stanley	63,200	401,313	673,712	272,411
EchoStar Corp., Class A	Morgan Stanley	34,664	924,835	734,530	(191,533)
ePlus, Inc	Morgan Stanley	6	523	528	17
FLIR Systems, Inc	Morgan Stanley	412	15,002	18,058	3,166
Hewlett Packard Enterprise Co	Morgan Stanley	21,614	209,774	256,126	51,465
HP, Inc	Morgan Stanley	15,835	329,917	389,383	63,475
II-VI, Inc	Morgan Stanley	82	6,256	6,229	(14)
Inseego Corp	Morgan Stanley	50	776	774	10
InterDigital, Inc	Morgan Stanley	138	8,110	8,374	314
Jabil, Inc	Morgan Stanley	976	41,792	41,509	(270)
Juniper Networks, Inc	Morgan Stanley	1,372	29,643	30,884	1,454
Lumentum Holdings, Inc	Morgan Stanley	1	70	95	37
MTS Systems Corp	Morgan Stanley	139	8,119	8,084	(22)
NCR Corp	Morgan Stanley	19,042	353,158	715,408	362,262
NetApp, Inc	Morgan Stanley	6,854	303,631	454,009	153,632
NETGEAR, Inc	Morgan Stanley	1,850	60,938	75,166	14,240
OSI Systems, Inc	Morgan Stanley	563	39,406	52,483	13,090
Ribbon Communications, Inc	Morgan Stanley	94	610	617	19
Sanmina Corp	Morgan Stanley	5,303	139,269	169,113	30,111
ScanSource, Inc	Morgan Stanley	4	104	105	14
Seagate Technology PLC (Ireland)	Morgan Stanley	301	17,682	18,710	1,161
SYNNEX Corp	Morgan Stanley	187	15,164	15,229	78
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	1	93	121	42
TTM Technologies, Inc	Morgan Stanley	8,079	104,447	111,450	7,015
Ubiquiti, Inc	Morgan Stanley	19	3,001	5,292	2,311
Vontier Corp	Morgan Stanley	9,828	286,750	328,255	41,518
Xerox Holdings Corp	Morgan Stanley	81	1,276	1,878	655
Zebra Technologies Corp., Class A	Morgan Stanley	60	17,974	23,060	5,098

		202,397	4,006,693	4,911,699	919,980

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Telecommunication Services
AT&T, Inc.	Morgan Stanley	18,721	$554,319	$538,416	$(7,245)
ATN International, Inc.	Morgan Stanley	44	1,997	1,837	(140)
CenturyLink, Inc.	Morgan Stanley	8,884	88,517	86,619	892
Iridium Communications, Inc.	Morgan Stanley	2,044	55,707	80,380	25,765
Rogers Communications, Inc., Class B
(Canada)	Morgan Stanley	242	11,291	11,275	10
T-Mobile US, Inc.	Morgan Stanley	1,473	163,245	198,634	35,401
Verizon Communications, Inc.	Morgan Stanley	7,377	413,646	433,399	24,153
Vonage Holdings Corp.	Morgan Stanley	36	467	463	9

		38,821	1,289,189	1,351,023	78,845

Transportation
Alaska Air Group, Inc.	Morgan Stanley	16,704	645,991	868,608	222,630
ArcBest Corp.	Morgan Stanley	10,366	317,303	442,317	126,689
Atlas Air Worldwide Holdings, Inc.	Morgan Stanley	6,440	369,209	351,238	(18,124)
CH Robinson Worldwide, Inc.	Morgan Stanley	73	6,837	6,853	684
CSX Corp.	Morgan Stanley	1,847	131,201	167,615	37,366
Echo Global Logistics, Inc.	Morgan Stanley	4,751	124,111	127,422	3,323
Expeditors International of Washington,
Inc.	Morgan Stanley	9,482	762,258	901,833	144,518
FedEx Corp.	Morgan Stanley	1,957	534,771	508,076	(26,682)
Hub Group, Inc., Class A	Morgan Stanley	21	1,037	1,197	173
JB Hunt Transport Services, Inc.	Morgan Stanley	67	9,168	9,156	1
Kansas City Southern	Morgan Stanley	54	9,390	11,023	2,697
Knight-Swift Transportation Holdings,
Inc.	Morgan Stanley	1,571	60,253	65,699	5,596
Norfolk Southern Corp.	Morgan Stanley	113	26,819	26,850	43
Old Dominion Freight Line, Inc.	Morgan Stanley	47	9,211	9,173	(25)
Ryder System, Inc.	Morgan Stanley	1,702	93,880	105,115	11,942
Schneider National, Inc., Class B	Morgan Stanley	18,841	474,316	390,009	(44,523)
SkyWest, Inc.	Morgan Stanley	8,312	241,025	335,057	94,240
TFI International, Inc. (Canada)	Morgan Stanley	1	52	52	36
United Parcel Service, Inc., Class B	Morgan Stanley	816	126,557	137,414	12,539
Werner Enterprises, Inc.	Morgan Stanley	625	25,411	24,512	(882)

		83,790	3,968,800	4,489,219	572,241

Utilities
AES Corp. (The)	Morgan Stanley	1,878	42,835	44,133	1,310
American Water Works Co., Inc.	Morgan Stanley	804	115,358	123,390	8,405
Atmos Energy Corp.	Morgan Stanley	399	38,090	38,077	54
CenterPoint Energy, Inc.	Morgan Stanley	2,191	48,479	47,413	(1,053)
Dominion Energy, Inc.	Morgan Stanley	33	2,554	2,482	(39)
Duke Energy Corp.	Morgan Stanley	5,492	472,893	502,848	36,951
Evergy, Inc.	Morgan Stanley	324	17,523	17,985	475
Exelon Corp.	Morgan Stanley	18,554	731,132	783,350	58,041
IDACORP, Inc.	Morgan Stanley	2,165	196,950	207,905	11,268
MDU Resources Group, Inc.	Morgan Stanley	1	21	26	366
National Fuel Gas Co.	Morgan Stanley	733	30,042	30,148	493

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Utilities — (continued)
NiSource, Inc.	Morgan Stanley	27,125	$642,687	$622,248	$(20,151)
NRG Energy, Inc.	Morgan Stanley	21,042	695,039	790,127	108,929
ONE Gas, Inc.	Morgan Stanley	333	25,671	25,564	(94)
Public Service Enterprise Group, Inc.	Morgan Stanley	875	49,958	51,013	1,551
Southern Co. (The)	Morgan Stanley	799	48,366	49,083	729
Spire, Inc.	Morgan Stanley	44	2,807	2,818	23

		82,792	3,160,405	3,338,610	207,258

Total Reference Entity — Long			100,955,472	113,920,515	13,605,093

Short
Automobiles & Components
Aptiv PLC (Jersey)	Morgan Stanley	(2,205)	(261,030)	(287,289)	(26,546)
Dorman Products, Inc.	Morgan Stanley	(2,024)	(155,246)	(175,724)	(22,415)
Fox Factory Holding Corp.	Morgan Stanley	(3,402)	(294,224)	(359,625)	(66,906)
Goodyear Tire & Rubber Co. (The)	Morgan Stanley	(20,910)	(209,547)	(228,128)	(20,582)
LCI Industries	Morgan Stanley	(6,815)	(822,816)	(883,769)	(74,373)
Patrick Industries, Inc	Morgan Stanley	(5,637)	(368,772)	(385,289)	(20,448)
XPEL, Inc.	Morgan Stanley	(1,589)	(78,513)	(81,929)	(3,494)

		(42,582)	(2,190,148)	(2,401,753)	(234,764)

Capital Goods
AAON, Inc.	Morgan Stanley	(181)	(12,141)	(12,060)	79
Aerojet Rocketdyne Holdings, Inc	Morgan Stanley	(6,825)	(358,655)	(360,701)	(2,446)
Alamo Group, Inc.	Morgan Stanley	(1,025)	(106,073)	(141,399)	(36,835)
American Woodmark Corp.	Morgan Stanley	(2,332)	(210,998)	(218,858)	(8,154)
Argan, Inc.	Morgan Stanley	(2,640)	(121,450)	(117,454)	(70)
Armstrong World Industries, Inc.	Morgan Stanley	(11,774)	(902,819)	(875,868)	23,813
.Axon Enterprise, Inc	Morgan Stanley	(5,621)	(493,971)	(688,741)	(200,636)
Bloom Energy Corp., Class A	Morgan Stanley	(54,016)	(1,009,164)	(1,548,099)	(565,494)
Boeing Co. (The)	Morgan Stanley	(14,279)	(3,177,379)	(3,056,563)	117,184
Builders FirstSource, Inc.	Morgan Stanley	(41,377)	(1,518,103)	(1,688,595)	(172,221)
BWX Technologies, Inc.	Morgan Stanley	(3,386)	(207,414)	(204,108)	3,080
Carlisle Cos, Inc.	Morgan Stanley	(2,115)	(286,156)	(330,321)	(45,273)
CIRCOR International, Inc.	Morgan Stanley	(1,148)	(41,146)	(44,129)	(3,018)
Construction Partners, Inc., Class A	Morgan Stanley	(7,026)	(123,349)	(204,527)	(83,538)
Ducommun, Inc.	Morgan Stanley	(15)	(816)	(806)	22
Encore Wire Corp.	Morgan Stanley	(111)	(6,593)	(6,723)	(126)
Enerpac Tool Group Corp.	Morgan Stanley	(1,024)	(22,652)	(23,153)	(514)
EnerSys	Morgan Stanley	(1,578)	(105,205)	(131,069)	(27,836)
GATX Corp.	Morgan Stanley	(4,997)	(380,590)	(415,650)	(37,673)
Graco, Inc.	Morgan Stanley	(2,488)	(152,714)	(180,007)	(27,843)
GrafTech International Ltd	Morgan Stanley	(5,157)	(52,314)	(54,974)	(2,707)
Great Lakes Dredge & Dock Corp.	Morgan Stanley	(609)	(7,687)	(8,021)	(329)
Hexcel Corp.	Morgan Stanley	(16,173)	(701,811)	(784,229)	(91,916)
Hillenbrand, Inc.	Morgan Stanley	(23,025)	(663,613)	(916,395)	(268,426)
Hyster-Yale Materials Handling, Inc.	Morgan Stanley	(3,276)	(125,318)	(195,086)	(71,993)
Kaman Corp.	Morgan Stanley	(3,375)	(183,731)	(192,814)	(9,741)

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Capital Goods — (continued)
Kennametal, Inc.	Morgan Stanley	(57,560)	$(1,691,437)	$(2,085,974)	$(420,108)
Kratos Defense & Security Solutions,
Inc.	Morgan Stanley	(35,891)	(711,995)	(984,490)	(275,019)
Maxar Technologies, Inc.	Morgan Stanley	(9,027)	(315,377)	(348,352)	(33,324)
Mercury Systems, Inc.	Morgan Stanley	(2,439)	(191,030)	(214,778)	(23,955)
Meritor, Inc.	Morgan Stanley	(45,998)	(1,111,391)	(1,283,804)	(175,325)
Mueller Water Products, Inc., Class A	Morgan Stanley	(55,180)	(561,733)	(683,128)	(129,802)
Navistar International Corp.	Morgan Stanley	(15,293)	(673,270)	(672,280)	230
Nordson Corp.	Morgan Stanley	(1,508)	(312,589)	(303,033)	8,605
NV5 Global, Inc.	Morgan Stanley	(9,035)	(500,178)	(711,777)	(213,505)
Oshkosh Corp.	Morgan Stanley	(10,327)	(832,686)	(888,845)	(57,816)
Parsons Corp.	Morgan Stanley	(14,331)	(486,828)	(521,792)	(35,510)
PGT Innovations, Inc.	Morgan Stanley	(21,043)	(358,746)	(428,015)	(69,668)
Proto Labs, Inc.	Morgan Stanley	(9,780)	(1,447,628)	(1,500,252)	(54,273)
Raytheon Technologies Corp.	Morgan Stanley	(7,081)	(513,790)	(506,362)	6,851
Resideo Technologies, Inc.	Morgan Stanley	(22,660)	(308,176)	(481,752)	(180,931)
Sensata Technologies Holding PLC
(United Kingdom)	Morgan Stanley	(5,737)	(257,978)	(302,569)	(44,875)
Spirit AeroSystems Holdings, Inc., Class A	Morgan Stanley	(36,275)	(952,346)	(1,417,990)	(467,287)
SPX Corp.	Morgan Stanley	(2,459)	(132,903)	(134,114)	(1,351)
Sunrun, Inc.	Morgan Stanley	(8,852)	(537,954)	(614,152)	(76,803)
Terex Corp.	Morgan Stanley	(10,622)	(278,941)	(370,602)	(92,606)
Trex Co., Inc.	Morgan Stanley	(46,485)	(3,378,502)	(3,891,724)	(521,422)
Triumph Group, Inc.	Morgan Stanley	(13,777)	(192,337)	(173,039)	19,090
Vicor Corp.	Morgan Stanley	(3,939)	(287,338)	(363,255)	(76,398)
Welbilt, Inc.	Morgan Stanley	(56,934)	(608,372)	(751,529)	(143,842)
WESCO International, Inc.	Morgan Stanley	(25,307)	(1,191,078)	(1,986,600)	(815,071)
WillScot Mobile Mini Holdings Corp.	Morgan Stanley	(9,061)	(200,559)	(209,943)	(9,602)
Woodward, Inc.	Morgan Stanley	(1,494)	(180,003)	(181,566)	(1,757)
Xylem, Inc.	Morgan Stanley	(3,918)	(348,931)	(398,813)	(54,134)

		(757,586)	(29,535,958)	(34,810,880)	(5,452,219)

Commercial & Professional Services
Casella Waste Systems, Inc., Class A	Morgan Stanley	(4,149)	(223,396)	(257,031)	(34,687)
Equifax, Inc.	Morgan Stanley	(5,871)	(1,130,981)	(1,132,164)	(2,468)
Harsco Corp.	Morgan Stanley	(22,439)	(338,928)	(403,453)	(64,902)
Insperity, Inc.	Morgan Stanley	(1,984)	(143,170)	(161,537)	(22,620)
Knoll, Inc.	Morgan Stanley	(767)	(10,856)	(11,260)	(404)
Korn Ferry	Morgan Stanley	(714)	(31,463)	(31,059)	380
MSA Safety, Inc.	Morgan Stanley	(1,756)	(251,707)	(262,329)	(11,275)
Pitney Bowes, Inc.	Morgan Stanley	(1,035)	(6,375)	(6,376)	4
US Ecology, Inc.	Morgan Stanley	(24,954)	(875,437)	(906,579)	(32,134)
Viad Corp.	Morgan Stanley	(930)	(31,533)	(33,638)	(2,129)

		(64,599)	(3,043,846)	(3,205,426)	(170,235)

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Consumer Durables & Apparel
Acushnet Holdings Corp.	Morgan Stanley	(5,012)	$(178,257)	$(203,186)	$(28,029)
Callaway Golf Co.	Morgan Stanley	(38,553)	(783,806)	(925,658)	(155,017)
Canada Goose Holdings, Inc. (Canada) .	Morgan Stanley	(35,803)	(1,242,535)	(1,065,855)	175,573
Columbia Sportswear Co.	Morgan Stanley	(6,861)	(590,411)	(599,514)	(9,768)
GoPro, Inc., Class A	Morgan Stanley	(30,972)	(163,996)	(256,448)	(104,140)
Lululemon Athletica, Inc.	Morgan Stanley	(3,394)	(1,273,413)	(1,181,214)	97,142
Malibu Boats, Inc., Class A	Morgan Stanley	(4,587)	(261,388)	(286,412)	(25,545)
Oxford Industries, Inc.	Morgan Stanley	(6,240)	(307,479)	(408,782)	(102,734)
Purple Innovation, Inc.	Morgan Stanley	(2,793)	(91,037)	(92,001)	(1,057)
Ralph Lauren Corp.	Morgan Stanley	(3,199)	(247,134)	(331,864)	(85,001)
Skechers U.S.A., Inc., Class A	Morgan Stanley	(56,383)	(1,850,638)	(2,026,405)	(177,878)
Tapestry, Inc.	Morgan Stanley	(13,997)	(293,030)	(435,027)	(142,321)
Under Armour, Inc., Class C	Morgan Stanley	(60,478)	(639,742)	(899,913)	(267,780)

		(268,272)	(7,922,866)	(8,712,279)	(826,555)

Consumer Services
Aramark	Morgan Stanley	(29,483)	(1,080,421)	(1,134,506)	(61,197)
Bright Horizons Family Solutions, Inc.	Morgan Stanley	(9,595)	(1,510,049)	(1,659,839)	(151,510)
Caesars Entertainment, Inc.	Morgan Stanley	(21,178)	(1,371,132)	(1,572,890)	(210,119)
Carnival Corp. (Panama)	Morgan Stanley	(27,917)	(586,919)	(604,682)	(18,424)
Cheesecake Factory, Inc. (The)	Morgan Stanley	(28,414)	(737,912)	(1,053,023)	(315,945)
Chegg, Inc.	Morgan Stanley	(5,659)	(438,550)	(511,177)	(87,797)
Churchill Downs, Inc.	Morgan Stanley	(2,748)	(459,483)	(535,283)	(77,460)
Cracker Barrel Old Country Store, Inc.	Morgan Stanley	(10,757)	(1,338,573)	(1,419,063)	(82,014)
Dave & Buster’s Entertainment, Inc.	Morgan Stanley	(68,206)	(1,042,252)	(2,047,544)	(1,021,423)
Denny’s Corp.	Morgan Stanley	(38,865)	(474,051)	(570,538)	(97,018)
Everi Holdings, Inc.	Morgan Stanley	(15,157)	(90,438)	(209,318)	(118,971)
frontdoor, Inc.	Morgan Stanley	(3,057)	(153,217)	(153,492)	(452)
International Game Technology PLC
(United Kingdom)	Morgan Stanley	(7,559)	(90,851)	(128,049)	(37,585)
Las Vegas Sands Corp.	Morgan Stanley	(7,749)	(388,141)	(461,840)	(74,133)
Monarch Casino & Resort, Inc.	Morgan Stanley	(5,184)	(180,992)	(317,364)	(137,093)
Planet Fitness, Inc., Class A	Morgan Stanley	(78)	(6,023)	(6,055)	(43)
Starbucks Corp.	Morgan Stanley	(547)	(58,201)	(58,518)	(372)
Stride, Inc.	Morgan Stanley	(40,013)	(1,853,785)	(849,476)	1,002,293
WW International, Inc.	Morgan Stanley	(4,422)	(139,112)	(107,897)	35,432
Wynn Resorts Ltd.	Morgan Stanley	(4,309)	(348,747)	(486,184)	(137,826)

		(330,897)	(12,348,849)	(13,886,738)	(1,591,657)

Diversified Financials
CME Group, Inc.	Morgan Stanley	(5,882)	(1,072,225)	(1,070,818)	(30,041)
Franklin Resources, Inc.	Morgan Stanley	(44,601)	(1,081,391)	(1,114,579)	(45,776)
Intercontinental Exchange, Inc.	Morgan Stanley	(22,684)	(2,331,807)	(2,615,238)	(292,747)
WisdomTree Investments, Inc.	Morgan Stanley	(2,503)	(13,427)	(13,391)	33

		(75,670)	(4,498,850)	(4,814,026)	(368,531)

Energy
Cabot Oil & Gas Corp.	Morgan Stanley	(56,477)	(1,082,127)	(919,446)	155,107

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Energy — (continued)
Cameco Corp. (Canada)	Morgan Stanley	(1,402)	$(17,197)	$(18,787)	$(1,614)
ChampionX Corp.	Morgan Stanley	(65,431)	(591,418)	(1,001,094)	(417,657)
CNX Resources Corp.	Morgan Stanley	(74,910)	(823,266)	(809,028)	13,306
Delek US Holdings, Inc.	Morgan Stanley	(126,145)	(2,318,545)	(2,027,150)	252,091
Dril-Quip, Inc.	Morgan Stanley	(13,419)	(410,551)	(397,471)	12,503
Exxon Mobil Corp.	Morgan Stanley	(10,936)	(451,132)	(450,782)	(155)
Hess Corp.	Morgan Stanley	(5,635)	(287,610)	(297,472)	(13,582)
HollyFrontier Corp.	Morgan Stanley	(3,291)	(84,092)	(85,072)	(1,064)
Liberty Oilfield Services, Inc., Class A	Morgan Stanley	(15,550)	(149,742)	(160,321)	(10,737)
Marathon Oil Corp.	Morgan Stanley	(19,094)	(136,279)	(127,357)	8,778
National Energy Services Reunited
Corp. (British Virgin Islands)	Morgan Stanley	(105)	(1,013)	(1,043)	(18)
NexTier Oilfield Solutions, Inc.	Morgan Stanley	(45,902)	(126,231)	(157,903)	(31,805)
ONEOK, Inc.	Morgan Stanley	(10,495)	(309,870)	(402,798)	(103,592)
Ovintiv, Inc.	Morgan Stanley	(22,783)	(273,365)	(327,164)	(60,302)
PDC Energy, Inc.	Morgan Stanley	(17,553)	(273,651)	(360,363)	(87,532)
Pembina Pipeline Corp. (Canada)	Morgan Stanley	(83,648)	(2,063,460)	(1,979,112)	30,042
RPC, Inc.	Morgan Stanley	(94,946)	(312,372)	(299,080)	12,976
SFL Corp. Ltd. (Bermuda)	Morgan Stanley	(19,903)	(172,660)	(124,991)	39,877
Southwestern Energy Co.	Morgan Stanley	(763,804)	(1,996,892)	(2,276,136)	(281,522)
Suncor Energy, Inc. (Canada)	Morgan Stanley	(48,027)	(823,292)	(805,893)	3,469
TC Energy Corp. (Canada)	Morgan Stanley	(38,696)	(1,650,139)	(1,575,701)	41,343

		(1,538,152)	(14,354,904)	(14,604,164)	(440,088)

Food & Staples Retailing
Chefs’ Warehouse, Inc. (The)	Morgan Stanley	(1,996)	(50,144)	(51,277)	(1,178)
Grocery Outlet Holding Corp.	Morgan Stanley	(66,474)	(2,703,462)	(2,609,105)	91,268
Performance Food Group Co.	Morgan Stanley	(27,420)	(851,647)	(1,305,466)	(458,040)
Rite Aid Corp.	Morgan Stanley	(35,996)	(458,010)	(569,817)	(112,319)

		(131,886)	(4,063,263)	(4,535,665)	(480,269)

Food, Beverage & Tobacco
Beyond Meat, Inc.	Morgan Stanley	(34,051)	(4,437,949)	(4,256,375)	176,495
Calavo Growers, Inc.	Morgan Stanley	(8,368)	(520,500)	(580,990)	(70,643)
Darling Ingredients, Inc.	Morgan Stanley	(1,265)	(72,167)	(72,965)	(869)
Hormel Foods Corp.	Morgan Stanley	(23,679)	(1,120,756)	(1,103,678)	17,157
Hostess Brands, Inc.	Morgan Stanley	(16,978)	(215,558)	(248,558)	(33,235)
J&J Snack Foods Corp.	Morgan Stanley	(5,617)	(793,497)	(872,713)	(84,682)
Lancaster Colony Corp.	Morgan Stanley	(23)	(4,163)	(4,226)	(55)
MGP Ingredients, Inc.	Morgan Stanley	(11,445)	(438,099)	(538,602)	(104,375)
Pilgrim’s Pride Corp.	Morgan Stanley	(53,425)	(866,918)	(1,047,664)	(184,298)
Primo Water Corp. (Canada)	Morgan Stanley	(11,601)	(162,646)	(181,904)	(22,454)
Sanderson Farms, Inc.	Morgan Stanley	(7,486)	(857,443)	(989,649)	(143,719)
Simply Good Foods Co. (The)	Morgan Stanley	(17,367)	(449,070)	(544,629)	(96,062)
Sunopta, Inc. (Canada)	Morgan Stanley	(100)	(1,158)	(1,167)	2
Universal Corp.	Morgan Stanley	(7,603)	(324,214)	(369,582)	(50,802)

		(199,008)	(10,264,138)	(10,812,702)	(597,540)

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Health Care Equipment & Services
ABIOMED, Inc.	Morgan Stanley	(1,064)	$(339,781)	$(344,949)	$(5,545)
Alcon, Inc. (Switzerland)	Morgan Stanley	(1,441)	(88,560)	(95,077)	(6,606)
Antares Pharma, Inc.	Morgan Stanley	(1,600)	(6,327)	(6,384)	(52)
AtriCure, Inc.	Morgan Stanley	(7,189)	(294,080)	(400,212)	(108,993)
Avanos Medical, Inc.	Morgan Stanley	(15,129)	(489,262)	(694,119)	(206,060)
Axogen, Inc.	Morgan Stanley	(30,780)	(370,437)	(550,962)	(181,714)
BioTelemetry, Inc.	Morgan Stanley	(12,023)	(557,357)	(866,618)	(309,887)
Cantel Medical Corp.	Morgan Stanley	(2,807)	(159,382)	(221,360)	(68,628)
Cardiovascular Systems, Inc.	Morgan Stanley	(7,618)	(232,231)	(333,364)	(102,463)
Castle Biosciences, Inc.	Morgan Stanley	(2,455)	(137,695)	(164,853)	(27,303)
CorVel Corp.	Morgan Stanley	(43)	(4,482)	(4,558)	(69)
Covetrus, Inc.	Morgan Stanley	(22,167)	(611,629)	(637,080)	(26,140)
CryoLife, Inc.	Morgan Stanley	(2,476)	(53,160)	(58,458)	(5,347)
DexCom, Inc.	Morgan Stanley	(411)	(145,174)	(151,955)	(6,935)
Edwards Lifesciences Corp.	Morgan Stanley	(23,295)	(1,907,752)	(2,125,203)	(219,627)
Encompass Health Corp.	Morgan Stanley	(6,184)	(490,602)	(511,355)	(25,308)
Evolent Health, Inc., Class A	Morgan Stanley	(7,024)	(73,682)	(112,595)	(40,084)
Fulgent Genetics, Inc.	Morgan Stanley	(12,949)	(617,671)	(674,643)	(57,668)
Glaukos Corp.	Morgan Stanley	(8,295)	(340,842)	(624,282)	(288,581)
Globus Medical, Inc., Class A	Morgan Stanley	(3,325)	(214,368)	(216,857)	(2,722)
Guardant Health, Inc.	Morgan Stanley	(6,081)	(663,847)	(783,719)	(120,622)
Haemonetics Corp.	Morgan Stanley	(16,216)	(1,601,696)	(1,925,650)	(325,779)
HealthEquity, Inc.	Morgan Stanley	(11,739)	(750,120)	(818,326)	(76,267)
HealthStream, Inc.	Morgan Stanley	(178)	(3,885)	(3,888)	6
Henry Schein, Inc.	Morgan Stanley	(6,331)	(434,159)	(423,291)	11,114
Inari Medical, Inc.	Morgan Stanley	(951)	(81,117)	(83,013)	(1,976)
Integra LifeSciences Holdings Corp.	Morgan Stanley	(12,503)	(708,215)	(811,695)	(104,279)
Intuitive Surgical, Inc.	Morgan Stanley	(791)	(634,984)	(647,117)	(12,849)
Lantheus Holdings, Inc	Morgan Stanley	(6,206)	(83,654)	(83,719)	(149)
.LHC Group, Inc.	Morgan Stanley	(1,229)	(238,559)	(262,170)	(25,265)
LivaNova PLC (United Kingdom)	Morgan Stanley	(23,063)	(1,300,791)	(1,527,001)	(229,275)
Masimo Corp.	Morgan Stanley	(398)	(107,633)	(106,815)	732
Mesa Laboratories, Inc	Morgan Stanley	(2,290)	(536,026)	(656,406)	(122,066)
.NuVasive, Inc.	Morgan Stanley	(8,271)	(447,290)	(465,905)	(19,116)
Ontrak, Inc.	Morgan Stanley	(3,041)	(157,487)	(187,903)	(30,584)
OraSure Technologies, Inc.	Morgan Stanley	(62,209)	(803,966)	(658,482)	144,574
OrthoPediatrics Corp.	Morgan Stanley	(1,323)	(59,135)	(54,574)	4,506
Pennant Group, Inc. (The)	Morgan Stanley	(1,783)	(95,676)	(103,521)	(7,942)
Penumbra, Inc.	Morgan Stanley	(634)	(131,358)	(110,950)	20,270
PetIQ, Inc.	Morgan Stanley	(34,989)	(1,267,377)	(1,345,327)	(79,653)
Phreesia, Inc.	Morgan Stanley	(3,702)	(117,667)	(200,871)	(89,697)
RadNet, Inc.	Morgan Stanley	(26,392)	(425,954)	(516,491)	(91,138)
Silk Road Medical, Inc.	Morgan Stanley	(5,414)	(319,478)	(340,974)	(21,850)
Simulations Plus, Inc.	Morgan Stanley	(1,679)	(114,947)	(120,754)	(5,926)
.SmileDirectClub, Inc.	Morgan Stanley	(95,205)	(1,108,460)	(1,136,748)	(32,300)
STAAR Surgical Co.	Morgan Stanley	(7,936)	(459,307)	(628,690)	(170,635)
Surgery Partners, Inc.	Morgan Stanley	(7,243)	(193,045)	(210,119)	(17,283)

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Health Care Equipment & Services — (continued)
Tabula Rasa HealthCare, Inc.	Morgan Stanley	(29,642)	$(1,558,666)	$(1,269,863)	$287,027
Tactile Systems Technology, Inc.	Morgan Stanley	(10,230)	(381,959)	(459,736)	(78,202)
Tandem Diabetes Care, Inc.	Morgan Stanley	(2,550)	(247,026)	(243,984)	2,771
Teleflex, Inc.	Morgan Stanley	(3,245)	(1,268,339)	(1,335,545)	(68,648)
US Physical Therapy, Inc.	Morgan Stanley	(13)	(1,567)	(1,563)	14
Vapotherm, Inc.	Morgan Stanley	(13,077)	(358,985)	(351,248)	7,338
Varex Imaging Corp.	Morgan Stanley	(8,072)	(114,098)	(134,641)	(20,789)
Vocera Communications, Inc.	Morgan Stanley	(8,060)	(191,989)	(334,732)	(146,876)

		(590,961)	(24,102,936)	(27,140,315)	(3,110,546)

Household & Personal Products
BellRing Brands, Inc., Class A	Morgan Stanley	(5,091)	(105,780)	(123,762)	(19,156)
Central Garden & Pet Co., Class A	Morgan Stanley	(7,471)	(256,629)	(271,421)	(15,402)
Coty, Inc., Class A	Morgan Stanley	(24,660)	(88,822)	(173,113)	(84,762)
Reynolds Consumer Products, Inc.	Morgan Stanley	(3,636)	(121,402)	(109,225)	11,993
Spectrum Brands Holdings, Inc.	Morgan Stanley	(1,702)	(129,000)	(134,424)	(5,560)
WD-40 Co.	Morgan Stanley	(2,671)	(524,341)	(709,631)	(192,626)

		(45,231)	(1,225,974)	(1,521,576)	(305,513)

Materials
Air Products & Chemicals, Inc.	Morgan Stanley	(2,083)	(574,098)	(569,117)	1,544
Alamos Gold, Inc., Class A (Canada)	Morgan Stanley	(77,312)	(811,555)	(676,480)	135,749
Albemarle Corp.	Morgan Stanley	(1,844)	(173,172)	(272,027)	(99,973)
Amyris, Inc.	Morgan Stanley	(70,018)	(247,039)	(432,361)	(185,593)
Balchem Corp	Morgan Stanley	(2,650)	(271,925)	(305,333)	(35,192)
.Cleveland-Cliffs, Inc.	Morgan Stanley	(71,254)	(418,553)	(1,037,458)	(665,882)
Eagle Materials, Inc.	Morgan Stanley	(1,418)	(119,761)	(143,714)	(24,976)
Equinox Gold Corp. (Canada)	Morgan Stanley	(109,443)	(1,261,748)	(1,131,641)	128,672
Fortuna Silver Mines, Inc. (Canada)	Morgan Stanley	(87,860)	(563,284)	(723,966)	(166,070)
Glatfelter Corp.	Morgan Stanley	(1,217)	(20,158)	(19,934)	52
Graphic Packaging Holding Co.	Morgan Stanley	(49,565)	(719,045)	(839,631)	(127,294)
H.B. Fuller Co.	Morgan Stanley	(7,807)	(362,253)	(405,027)	(46,225)
Hudbay Minerals, Inc. (Canada)	Morgan Stanley	(18,113)	(62,309)	(126,791)	(65,859)
Kirkland Lake Gold Ltd. (Canada)	Morgan Stanley	(54,892)	(2,372,819)	(2,265,393)	92,586
Kronos Worldwide, Inc.	Morgan Stanley	(964)	(13,973)	(14,373)	(437)
Livent Corp.	Morgan Stanley	(89,362)	(629,108)	(1,683,580)	(1,111,257)
Materion Corp.	Morgan Stanley	(205)	(12,671)	(13,063)	(393)
Methanex Corp. (Canada)	Morgan Stanley	(29,032)	(577,471)	(1,337,795)	(770,134)
Myers Industries, Inc.	Morgan Stanley	(356)	(7,012)	(7,398)	(381)
Novagold Resources, Inc. (Canada)	Morgan Stanley	(45,205)	(488,335)	(437,132)	50,655
Nutrien Ltd. (Canada)	Morgan Stanley	(18,793)	(904,140)	(905,071)	(13,731)
Olin Corp.	Morgan Stanley	(33,245)	(465,639)	(816,497)	(381,433)
PQ Group Holdings, Inc.	Morgan Stanley	(183)	(2,623)	(2,610)	23
Quaker Chemical Corp.	Morgan Stanley	(3,094)	(639,346)	(783,989)	(151,213)
Schnitzer Steel Industries, Inc., Class A	Morgan Stanley	(1,137)	(34,151)	(36,282)	(2,157)
Schweitzer-Mauduit International, Inc.	Morgan Stanley	(26)	(1,045)	(1,045)	11
Seabridge Gold, Inc. (Canada)	Morgan Stanley	(5,784)	(109,937)	(121,869)	(12,072)
Steel Dynamics, Inc.	Morgan Stanley	(31,861)	(1,066,551)	(1,174,715)	(123,874)

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Materials — (continued)
Teck Resources Ltd., Class B (Canada)	Morgan Stanley	(36,987)	$(563,342)	$(671,314)	$(109,867)
Tronox Holdings PLC, Class A (United
Kingdom)	Morgan Stanley	(77,924)	(598,251)	(1,139,249)	(557,699)
United States Steel Corp.	Morgan Stanley	(16,638)	(136,792)	(279,019)	(157,303)
Warrior Met Coal, Inc,	Morgan Stanley	(52,949)	(866,539)	(1,128,873)	(267,108)
Westlake Chemical Corp,	Morgan Stanley	(6,108)	(431,754)	(498,413)	(68,848)

		(1,005,329)	(15,526,399)	(20,001,160)	(4,735,679)

Media & Entertainment
ANGI Homeservices, Inc., Class A	Morgan Stanley	(108,256)	(1,248,595)	(1,428,438)	(181,263)
Cars.Com, Inc,	Morgan Stanley	(16,553)	(184,467)	(187,049)	(2,781)
Cinemark Holdings, Inc,	Morgan Stanley	(132,067)	(1,725,337)	(2,299,286)	(600,313)
EW Scripps Co. (The), Class A	Morgan Stanley	(6,557)	(68,390)	(100,257)	(33,612)
Glu Mobile, Inc,	Morgan Stanley	(123,956)	(1,059,847)	(1,116,844)	(64,538)
iHeartMedia, Inc., Class A	Morgan Stanley	(15,127)	(137,692)	(196,348)	(59,602)
Live Nation Entertainment, Inc,	Morgan Stanley	(17,775)	(1,138,438)	(1,306,107)	(168,963)
Loral Space & Communications, Inc,	Morgan Stanley	(41)	(864)	(861)	48
New York Times Co. (The), Class A	Morgan Stanley	(13,175)	(659,543)	(682,070)	(23,271)
Scholastic Corp,	Morgan Stanley	(368)	(8,954)	(9,200)	(243)
Sinclair Broadcast Group, Inc., Class A	Morgan Stanley	(8,717)	(176,601)	(277,636)	(107,295)
TripAdvisor, Inc,	Morgan Stanley	(89,842)	(1,980,738)	(2,585,653)	(607,175)
WideOpenWest, Inc,	Morgan Stanley	(479)	(4,919)	(5,111)	(185)
Yelp, Inc,	Morgan Stanley	(13,417)	(310,764)	(438,333)	(138,086)
Zynga, Inc., Class A	Morgan Stanley	(325,668)	(2,752,438)	(3,214,343)	(465,051)

		(871,998)	(11,457,587)	(13,847,536)	(2,452,330)

Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	Morgan Stanley	(12,027)	(1,708,437)	(1,703,023)	3,467
Adaptive Biotechnologies Corp,	Morgan Stanley	(17,829)	(763,270)	(1,054,229)	(295,088)
Adverum Biotechnologies, Inc,	Morgan Stanley	(1,240)	(14,555)	(13,442)	1,109
Agios Pharmaceuticals, Inc,	Morgan Stanley	(1,603)	(57,770)	(69,458)	(14,031)
Akero Therapeutics, Inc,	Morgan Stanley	(79)	(2,010)	(2,038)	(22)
Alector, Inc,	Morgan Stanley	(22,290)	(496,853)	(337,248)	159,048
Allogene Therapeutics, Inc,	Morgan Stanley	(7,413)	(218,401)	(187,104)	31,059
Alnylam Pharmaceuticals, Inc,	Morgan Stanley	(40)	(5,291)	(5,199)	185
Amneal Pharmaceuticals, Inc,	Morgan Stanley	(13,688)	(58,122)	(62,554)	(4,486)
Arcturus Therapeutics Holdings, Inc,	Morgan Stanley	(4,970)	(259,041)	(215,599)	43,158
Arrowhead Pharmaceuticals, Inc,	Morgan Stanley	(5,583)	(392,735)	(428,384)	(38,195)
Arvinas, Inc,	Morgan Stanley	(23,840)	(738,086)	(2,024,731)	(1,322,234)
Athenex, Inc,	Morgan Stanley	(391)	(4,387)	(4,324)	54
Aurinia Pharmaceuticals, Inc. (Canada)	Morgan Stanley	(27,020)	(391,109)	(373,687)	16,987
Axsome Therapeutics, Inc,	Morgan Stanley	(544)	(44,801)	(44,320)	443
Bausch Health Cos, Inc. (Canada)	Morgan Stanley	(15,943)	(293,016)	(331,614)	(41,701)
Bruker Corp,	Morgan Stanley	(12,163)	(601,580)	(658,383)	(59,730)
Codexis, Inc,	Morgan Stanley	(28,384)	(342,879)	(619,623)	(279,293)
Deciphera Pharmaceuticals, Inc,	Morgan Stanley	(220)	(12,524)	(12,555)	(44)
Elanco Animal Health, Inc,	Morgan Stanley	(87,007)	(2,614,333)	(2,668,505)	(57,158)
Eli Lilly & Co,	Morgan Stanley	(14,198)	(2,338,113)	(2,397,190)	(63,315)

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Epizyme, Inc.	Morgan Stanley	(16,402)	$(227,316)	$(178,126)	$48,942
Esperion Therapeutics, Inc.	Morgan Stanley	(337)	(9,251)	(8,762)	483
Global Blood Therapeutics, Inc.	Morgan Stanley	(5,686)	(251,051)	(246,261)	4,514
Insmed, Inc.	Morgan Stanley	(1,872)	(64,844)	(62,319)	2,463
Intersect ENT, Inc.	Morgan Stanley	(10,395)	(182,224)	(238,046)	(56,958)
Ionis Pharmaceuticals, Inc.	Morgan Stanley	(4,906)	(281,236)	(277,385)	3,541
Jazz Pharmaceuticals PLC (Ireland)	Morgan Stanley	(134)	(21,988)	(22,117)	(141)
Karyopharm Therapeutics, Inc.	Morgan Stanley	(106)	(1,582)	(1,641)	(150)
Madrigal Pharmaceuticals, Inc.	Morgan Stanley	(678)	(80,731)	(75,373)	5,278
Medpace Holdings, Inc.	Morgan Stanley	(1,093)	(156,146)	(152,146)	3,835
Myriad Genetics, Inc.	Morgan Stanley	(7,782)	(99,574)	(153,889)	(58,585)
NanoString Technologies, Inc.	Morgan Stanley	(9,464)	(344,526)	(632,952)	(302,432)
NeoGenomics, Inc.	Morgan Stanley	(9,244)	(340,034)	(497,697)	(162,161)
Pacific Biosciences of California, Inc.	Morgan Stanley	(10,577)	(41,462)	(274,367)	(266,120)
Pacira BioSciences, Inc.	Morgan Stanley	(4,487)	(278,748)	(268,502)	10,667
Perrigo Co. PLC (Ireland)	Morgan Stanley	(16,033)	(775,597)	(716,996)	55,843
Phathom Pharmaceuticals, Inc.	Morgan Stanley	(360)	(14,938)	(11,959)	2,974
PRA Health Sciences, Inc.	Morgan Stanley	(5,855)	(618,023)	(734,451)	(117,125)
Reata Pharmaceuticals, Inc., Class A	Morgan Stanley	(10,953)	(1,501,894)	(1,354,010)	142,583
REGENXBIO, Inc.	Morgan Stanley	(13,197)	(482,218)	(598,616)	(122,561)
Seres Therapeutics, Inc.	Morgan Stanley	(4,170)	(104,933)	(102,165)	2,660
Theravance Biopharma, Inc. (Cayman Islands)	Morgan Stanley	(30,177)	(602,681)	(536,245)	65,757
VBI Vaccines, Inc. (Canada)	Morgan Stanley	(8,781)	(25,352)	(24,148)	1,187
Vir Biotechnology, Inc.	Morgan Stanley	(12,788)	(381,583)	(342,463)	38,695
Xencor, Inc.	Morgan Stanley	(5)	(220)	(218)	14
Zogenix, Inc.	Morgan Stanley	(6,789)	(130,819)	(135,712)	(5,031)
Zymeworks, Inc. (Canada)	Morgan Stanley	(5,264)	(163,449)	(248,776)	(86,225)

		(494,007)	(18,539,733)	(21,108,552)	(2,707,840)

Retailing
1-800-Flowers.com, Inc., Class A	Morgan Stanley	(8,308)	(216,707)	(216,008)	463
Asbury Automotive Group, Inc.	Morgan Stanley	(874)	(124,459)	(127,377)	(3,229)
Burlington Stores, Inc.	Morgan Stanley	(16,291)	(3,591,251)	(4,260,911)	(673,768)
CarParts.Com, Inc.	Morgan Stanley	(14,299)	(221,021)	(177,165)	44,655
Carvana Co.	Morgan Stanley	(12,583)	(2,815,233)	(3,014,132)	(202,116)
Children’s Place, Inc. (The)	Morgan Stanley	(28,215)	(1,247,601)	(1,413,572)	(167,389)
Core-Mark Holding Co., Inc.	Morgan Stanley	(6,571)	(181,010)	(192,990)	(13,861)
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	(9,093)	(667,518)	(844,285)	(177,521)
Grubhub, Inc.	Morgan Stanley	(9,117)	(659,024)	(677,120)	(18,840)
Lithia Motors, Inc., Class A	Morgan Stanley	(3,998)	(1,110,130)	(1,170,095)	(62,393)
Monro, Inc.	Morgan Stanley	(36,654)	(2,261,691)	(1,953,658)	293,101
Nordstrom, Inc.	Morgan Stanley	(29,356)	(494,939)	(916,201)	(421,817)
Penske Automotive Group, Inc.	Morgan Stanley	(10,494)	(548,402)	(623,239)	(78,996)
PetMed Express, Inc.	Morgan Stanley	(4,502)	(160,740)	(144,334)	15,278
RealReal, Inc. (The)	Morgan Stanley	(36,359)	(515,321)	(710,455)	(198,303)

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Retailing — (continued)
Sally Beauty Holdings, Inc.	Morgan Stanley	(12,836)	$(175,725)	$(167,381)	$8,154
Tiffany & Co.	Morgan Stanley	(7,875)	(1,031,646)	(1,035,169)	(9,321)
Ulta Beauty, Inc.	Morgan Stanley	(3,434)	(958,943)	(986,107)	(35,165)

		(250,859)	(16,981,361)	(18,630,199)	(1,701,068)

Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	Morgan Stanley	(2,002)	(177,417)	(162,663)	14,543
Advanced Energy Industries, Inc.	Morgan Stanley	(4,241)	(304,589)	(411,250)	(113,092)
CEVA, Inc.	Morgan Stanley	(1,272)	(50,857)	(57,876)	(7,064)
Cree, Inc.	Morgan Stanley	(14,359)	(948,294)	(1,520,618)	(607,897)
Diodes, Inc.	Morgan Stanley	(4,029)	(268,869)	(284,045)	(15,557)
FormFactor, Inc.	Morgan Stanley	(6,693)	(217,330)	(287,933)	(72,746)
Ichor Holdings Ltd. (Cayman Islands)	Morgan Stanley	(10,216)	(309,211)	(307,961)	307
MaxLinear, Inc.	Morgan Stanley	(13,008)	(373,313)	(496,776)	(123,878)
ON Semiconductor Corp.	Morgan Stanley	(75,244)	(2,082,214)	(2,462,736)	(382,899)
Onto Innovation, Inc.	Morgan Stanley	(10,090)	(369,092)	(479,780)	(112,683)
PDF Solutions, Inc.	Morgan Stanley	(107)	(2,300)	(2,311)	(1)
Photronics, Inc.	Morgan Stanley	(522)	(5,783)	(5,826)	(36)
Power Integrations, Inc.	Morgan Stanley	(6,445)	(467,735)	(527,588)	(60,745)
Silicon Laboratories, Inc.	Morgan Stanley	(1,622)	(169,358)	(206,545)	(37,369)
SMART Global Holdings, Inc. (Cayman Islands)	Morgan Stanley	(497)	(17,991)	(18,702)	(719)
Universal Display Corp.	Morgan Stanley	(6,572)	(1,233,384)	(1,510,246)	(298,271)
Xilinx, Inc.	Morgan Stanley	(1,325)	(201,452)	(187,845)	23,632

		(158,244)	(7,199,189)	(8,930,701)	(1,794,475)

Software & Services
8x8, Inc.	Morgan Stanley	(88,313)	(1,470,006)	(3,044,149)	(1,636,673)
Alarm.com Holdings, Inc.	Morgan Stanley	(1,351)	(135,236)	(139,761)	(4,668)
Altair Engineering, Inc., Class A	Morgan Stanley	(11,173)	(441,555)	(650,045)	(214,004)
Alteryx, Inc., Class A	Morgan Stanley	(22,231)	(2,594,074)	(2,707,513)	(124,282)
Appfolio, Inc., Class A	Morgan Stanley	(753)	(131,490)	(135,570)	(4,218)
Cardtronics PLC, Class A (United Kingdom)	Morgan Stanley	(10,007)	(289,558)	(353,247)	(64,008)
Ceridian HCM Holding, Inc.	Morgan Stanley	(20,806)	(1,659,160)	(2,217,087)	(559,818)
CommVault Systems, Inc.	Morgan Stanley	(7,465)	(305,845)	(413,337)	(107,830)
Conduent, Inc.	Morgan Stanley	(73,797)	(151,284)	(354,226)	(207,016)
Digital Turbine, Inc.	Morgan Stanley	(16,152)	(905,771)	(913,557)	(8,813)
DXC Technology Co.	Morgan Stanley	(53,009)	(1,186,495)	(1,364,982)	(179,836)
Euronet Worldwide, Inc.	Morgan Stanley	(10,653)	(1,223,270)	(1,543,833)	(321,954)
Everbridge, Inc.	Morgan Stanley	(5,238)	(700,875)	(780,829)	(87,495)
Guidewire Software, Inc.	Morgan Stanley	(489)	(62,576)	(62,949)	(433)
KBR, Inc.	Morgan Stanley	(3,087)	(92,834)	(95,481)	(2,740)
Medallia, Inc.	Morgan Stanley	(19,142)	(586,045)	(635,897)	(50,512)
New Relic, Inc.	Morgan Stanley	(34,669)	(1,971,193)	(2,267,353)	(298,409)
Paycom Software, Inc.	Morgan Stanley	(2,938)	(1,212,221)	(1,328,711)	(122,323)
Pegasystems, Inc.	Morgan Stanley	(5,999)	(751,222)	(799,427)	(49,227)
Ping Identity Holding Corp.	Morgan Stanley	(70,669)	(2,161,607)	(2,023,960)	135,180

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Software & Services — (continued)
Pluralsight, Inc., Class A	Morgan Stanley	(21,450)	$(350,209)	$(449,592)	$(99,772)
Proofpoint, Inc.	Morgan Stanley	(5,645)	(654,415)	(770,034)	(124,968)
PROS Holdings, Inc.	Morgan Stanley	(20,977)	(807,218)	(1,065,002)	(260,889)
Qualys, Inc.	Morgan Stanley	(2,828)	(342,449)	(344,648)	(2,579)
RealPage, Inc.	Morgan Stanley	(3,913)	(342,119)	(341,370)	369
RingCentral, Inc., Class A	Morgan Stanley	(1,042)	(317,318)	(394,887)	(77,920)
Sabre Corp.	Morgan Stanley	(77,301)	(620,029)	(929,158)	(321,837)
Splunk, Inc.	Morgan Stanley	(18,348)	(2,945,371)	(3,117,142)	(175,137)
Sprout Social, Inc., Class A	Morgan Stanley	(710)	(33,407)	(32,241)	1,140
Switch, Inc., Class A	Morgan Stanley	(68,515)	(1,221,460)	(1,121,591)	91,654
Tucows, Inc., Class A	Morgan Stanley	(3,851)	(235,319)	(284,550)	(49,489)
Upland Software, Inc.	Morgan Stanley	(14,807)	(557,425)	(679,493)	(122,695)
Verra Mobility Corp.	Morgan Stanley	(33,707)	(394,971)	(452,348)	(57,818)
Yext, Inc.	Morgan Stanley	(101,631)	(1,663,764)	(1,597,639)	64,229
Zuora, Inc., Class A	Morgan Stanley	(86,162)	(1,003,146)	(1,200,236)	(204,709)

		(918,828)	(29,520,937)	(34,611,845)	(5,249,500)

Technology Hardware & Equipment
3D Systems Corp.	Morgan Stanley	(25,525)	(147,914)	(267,502)	(119,745)
Ciena Corp.	Morgan Stanley	(21,241)	(1,044,635)	(1,122,587)	(79,137)
Coherent, Inc.	Morgan Stanley	(2,261)	(322,876)	(339,195)	(16,677)
Dolby Laboratories, Inc., Class A	Morgan Stanley	(2,373)	(206,833)	(230,489)	(24,243)
Fabrinet (Cayman Islands)	Morgan Stanley	(6,880)	(477,444)	(533,819)	(57,441)
Fitbit, Inc., Class A	Morgan Stanley	(21,134)	(145,191)	(143,711)	1,325
Harmonic, Inc.	Morgan Stanley	(7,185)	(47,847)	(53,097)	(5,292)
Infinera Corp.	Morgan Stanley	(85,210)	(664,638)	(893,001)	(234,867)
Insight Enterprises, Inc.	Morgan Stanley	(17,668)	(885,167)	(1,344,358)	(468,900)
IPG Photonics Corp.	Morgan Stanley	(2,077)	(403,412)	(464,812)	(61,850)
Itron, Inc.	Morgan Stanley	(11,446)	(802,801)	(1,097,671)	(295,779)
Knowles Corp.	Morgan Stanley	(8,626)	(145,338)	(158,977)	(13,793)
Methode Electronics, Inc.	Morgan Stanley	(360)	(13,678)	(13,781)	(106)
National Instruments Corp.	Morgan Stanley	(23,599)	(890,616)	(1,036,940)	(148,978)
nLight, Inc.	Morgan Stanley	(29,485)	(672,258)	(962,685)	(294,375)
PC Connection, Inc.	Morgan Stanley	(61)	(2,829)	(2,885)	(46)
Plantronics, Inc.	Morgan Stanley	(14,307)	(279,194)	(386,718)	(113,441)
Pure Storage, Inc., Class A	Morgan Stanley	(20,843)	(395,776)	(471,260)	(75,926)
Rogers Corp.	Morgan Stanley	(911)	(117,941)	(141,469)	(24,658)
Stratasys Ltd. (Israel)	Morgan Stanley	(55,309)	(866,139)	(1,146,002)	(285,365)
Super Micro Computer, Inc.	Morgan Stanley	(7,326)	(195,807)	(231,941)	(37,611)
ViaSat, Inc.	Morgan Stanley	(25,831)	(923,762)	(843,382)	79,333
Viavi Solutions, Inc.	Morgan Stanley	(6,342)	(94,095)	(94,971)	(972)
Western Digital Corp.	Morgan Stanley	(11,644)	(576,412)	(644,961)	(108,026)

		(407,644)	(10,322,603)	(12,626,214)	(2,386,570)

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Telecommunication Services
Boingo Wireless, Inc.	Morgan Stanley	(56,150)	$(811,936)	$(714,228)	$97,207
Cogent Communications Holdings, Inc.	Morgan Stanley	(7,223)	(465,188)	(432,441)	26,924
Shenandoah Telecommunications Co.	Morgan Stanley	(3,928)	(194,515)	(169,886)	23,532
United States Cellular Corp.	Morgan Stanley	(5,765)	(177,833)	(176,928)	713

		(73,066)	(1,649,472)	(1,493,483)	148,376

Transportation
Air Transport Services Group, Inc.	Morgan Stanley	(28,886)	(696,441)	(905,287)	(211,460)
Allegiant Travel Co.	Morgan Stanley	(1,731)	(196,968)	(327,574)	(136,647)
Hawaiian Holdings, Inc.	Morgan Stanley	(27,077)	(366,613)	(479,263)	(114,728)
Heartland Express, Inc.	Morgan Stanley	(5,978)	(122,250)	(108,202)	14,262
JetBlue Airways Corp.	Morgan Stanley	(25,002)	(369,825)	(363,529)	5,884
Kirby Corp.	Morgan Stanley	(8,468)	(412,467)	(438,896)	(27,694)
Matson, Inc.	Morgan Stanley	(8,392)	(304,294)	(478,092)	(183,440)
United Airlines Holdings, Inc.	Morgan Stanley	(671)	(29,634)	(29,021)	531
XPO Logistics, Inc.	Morgan Stanley	(1,222)	(118,656)	(145,662)	(28,121)

		(107,427)	(2,617,148)	(3,275,526)	(681,413)

Utilities
Algonquin Power & Utilities Corp. (Canada)	Morgan Stanley	(4,111)	(66,049)	(67,667)	(2,274)
ALLETE, Inc.	Morgan Stanley	(19,999)	(1,184,646)	(1,238,738)	(80,933)
Ameren Corp.	Morgan Stanley	(15,467)	(1,226,995)	(1,207,354)	12,972
American States Water Co.	Morgan Stanley	(240)	(18,873)	(19,082)	(219)
Avangrid, Inc.	Morgan Stanley	(13,608)	(640,438)	(618,484)	16,057
Avista Corp.	Morgan Stanley	(9,335)	(359,159)	(374,707)	(17,804)
Black Hills Corp.	Morgan Stanley	(7,848)	(485,791)	(482,260)	(5,888)
California Water Service Group	Morgan Stanley	(3,681)	(172,463)	(198,884)	(27,910)
Clearway Energy, Inc., Class A	Morgan Stanley	(4,274)	(97,911)	(126,297)	(31,193)
CMS Energy Corp.	Morgan Stanley	(8,417)	(523,548)	(513,521)	5,883
DTE Energy Co.	Morgan Stanley	(2,362)	(282,152)	(286,770)	(9,254)
Edison International	Morgan Stanley	(8,293)	(474,347)	(520,966)	(57,249)
Entergy Corp.	Morgan Stanley	(7,698)	(807,669)	(768,568)	35,439
Essential Utilities, Inc.	Morgan Stanley	(18,301)	(826,888)	(865,454)	(46,275)
Fortis, Inc. (Canada)	Morgan Stanley	(2,616)	(103,306)	(106,785)	(7,282)
New Jersey Resources Corp.	Morgan Stanley	(24,900)	(798,640)	(885,195)	(103,339)
NextEra Energy, Inc.	Morgan Stanley	(6,100)	(456,489)	(470,615)	(15,271)
Northwest Natural Holding Co.	Morgan Stanley	(1,122)	(53,470)	(51,601)	1,820
Ormat Technologies, Inc.	Morgan Stanley	(4,697)	(348,179)	(424,045)	(76,561)
Portland General Electric Co.	Morgan Stanley	(7,207)	(316,943)	(308,243)	2,182
PPL Corp.	Morgan Stanley	(31,495)	(874,664)	(888,159)	(16,239)
Sempra Energy	Morgan Stanley	(12,802)	(1,677,860)	(1,631,103)	31,931
SJW Group.	Morgan Stanley	(4,095)	(269,904)	(284,029)	(17,045)
Southwest Gas Holdings, Inc.	Morgan Stanley	(3,702)	(266,285)	(224,897)	36,828
Sunnova Energy International, Inc.	Morgan Stanley	(2,389)	(58,030)	(107,816)	(49,840)
Unitil Corp.	Morgan Stanley	(89)	(3,856)	(3,940)	(76)

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Concluded)

December 31, 2020

(Unaudited)

Total Return Swaps (concluded)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Utilities — (continued)
Xcel Energy, Inc.	Morgan Stanley	(2,138)	$(145,961)	$(142,540)	$1,320

		(226,986)	(12,540,516)	(12,817,720)	(420,220)

Total Reference Entity — Short			(239,906,677)	(273,788,460)	(35,558,636)

Net Value of Reference Entity			$(138,951,205)	$(159,867,945)	$(21,953,543)

*	Includes $(1,036,802) related to open trades, dividends receivables/payables and swap receivables/payables activities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for a corporate debt security with an end of period value of $799 and total return swaps with end of period unrealized depreciation of $(21,953,543), which are considered Level 2 as of and for the period ended December 31, 2020.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.